UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — December 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|10

Annual report

Putnam VT Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

The global recovery continued to solidify in the final months of 2010, with economies around the world experiencing economic growth. In the United States, corporations are emerging from the Great Recession in strong financial health. Putnam’s investment team believes the outlook for U.S. equities is further bolstered by low short-term interest rates and the extension of current tax rates. Another sign of the positive outlook for equities was that traditionally safe-haven U.S. Treasuries experienced their first setback in several years, as investors sought higher potential returns in riskier assets.

Although the global recovery continues, a range of fiscal and monetary circumstances around the world contributes to a global investment mosaic that is more varied than in recent years. Europe struggles with debt issues at a time when emerging markets are striving to dampen inflationary growth. This divergence may well lead to future market volatility. However, we believe it may also lead to additional opportunities for active, research-focused managers like Putnam.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/10)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2010

Class IA: $7.85	Class IB: $7.84

Total return at net asset value

				Citigroup
			Barclays	Non-U.S.	JPMorgan
			Capital	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
12/31/10)	shares*	shares†	Bond Index	Bond Index	Index‡

1 year	13.02%	12.81%	6.54%	5.21%	14.86%

5 years	34.12	34.21	32.55	44.13	52.95
Annualized	6.05	6.06	5.80	7.59	8.87

10 years	101.27	98.76	76.33	104.66	139.92
Annualized	7.25	7.11	5.84	7.42	9.15

Life	175.71	169.10	177.47	186.62	—
Annualized	6.04	5.89	6.08	6.26	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	11.4%

Aaa	19.4%

Aa	0.6%

A	0.8%

Baa	8.3%

Ba	10.4%

B	20.7%

Caa and below	30.5%

Not rated	–2.1%

Allocations are represented as a percentage of net assets and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets as of 12/31/10. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s manager

How did the fund perform for the year ended December 31, 2010?

For the period, Putnam VT Diversified Income Fund’s class IA shares returned 13.02% at net asset value. The fund’s strong performance is attributable to several key strategies and risk exposures related to mortgage prepayment trends; mortgage credit; and yield curve, or “term structure,” positioning.

What was the situation in the global bond markets during the period?

Early in the period, indications that global economies were emerging from recession prompted investors to move toward the historically attractive yields offered by securities in riskier categories, such as high-yield corporate bonds and emerging-market debt. Then in April and May, after more than a year of steady improvement in credit market conditions, the fallout from Europe’s sovereign debt woes bred risk aversion and led to higher borrowing costs for a handful of smaller European economies, most notably Greece, and for some corporations. By late summer, however, the credit markets recovered, and U.S. corporations found increasingly inexpensive access to debt markets, resulting in a resurgence of bond issuance and unusually low interest rates. In Europe, credit conditions broadly stabilized as a nearly $1 trillion government bailout program calmed market concerns about a liquidity crisis. Still, the borrowing environment varied considerably from country to country, underscoring ongoing sovereign debt concerns. In early November, the Federal Reserve [the Fed] announced its second major quantitative easing program — dubbed “QE2” — with the goals of keeping interest rates low, spurring new lending, and stimulating demand for riskier assets.

Tell us more about the strategies that drove the fund’s performance.

The fund benefited from our balanced approach to prepayment risk, credit risk, and liquidity risk, primarily as a result of three major mortgage strategies. First, we established a modest position in short-term commercial mortgage-backed securities [CMBS], focusing on bonds in the highly liquid topmost part of the capital structure. These holdings benefited from an increasing investor perception that even though commercial mortgage delinquencies have continued to grow, senior CMBSs have enough structural protection to withstand losses.

Our mortgage strategies also included investments in government-agency interest-only collateralized mortgage obligations [IO CMOs]. IO CMOs are designed so that the longer homeowners take to pay down their mortgages, the more money a security holder will make from interest payments on those loans. Despite record-low mortgage rates, refinancing activity was constrained by extremely tight bank-underwriting requirements, making it difficult for many borrowers to qualify for a new loan. Depressed home prices also hampered borrowers’ attempts to refinance by putting loan-to-home-value ratios outside ranges considered acceptable by most lenders. As a result, our IO CMOs accumulated steady cash flows throughout the fiscal year, with minimal prepayment risk.

Our third mortgage strategy entailed investments in non-agency residential mortgage-backed securities [RMBS]. Within the RMBS area, we emphasized hybrid adjustable-rate mortgage-backed securities, which combine features of both fixed- and adjustable-rate mortgages.

How did your yield curve positioning help the fund’s return?

Looking toward mid-year, we correctly concluded that the intermediate-maturity, five-to-ten-year part of the yield curve would underperform the longer end of the curve, and we positioned the fund to benefit from that outcome. However, during the final months of the period, we shifted to a more neutral curve positioning, and plan to take a more tactical approach to the yield curve in 2011.

Which areas detracted from results?

I’m happy to report that there were no notable detractors. We took a cautious approach toward interest-rate risk during the period, keeping the fund’s duration shorter than that of its benchmark. This strategy moderately restrained the fund’s outperformance in an environment of falling interest rates.

How does the fund use derivatives?

The fund uses derivatives for three main reasons: as a way to hedge risk, as a more efficient or effective way to gain exposure to a sector, and as a relative value trade. Commonly, we use derivatives to manage the fund’s interest-rate exposure and to hedge unwanted or excess risk in a given position.

What is your outlook for the global credit markets and the fund over the coming months?

Credit spreads have narrowed greatly since late 2008, yet they are still attractive by historic norms in many market segments. This is especially true in securitized sectors. As a result, we plan to maintain the fund’s holdings of CMBS, IO CMOs, and RMBS. In our view, senior CMBSs can continue to generate stable cash flows with sufficient principal protection, given their seniority in the capital structure. We believe IO CMOs should fare relatively well amid continuing weakness in the housing market, and that RMBS can continue to produce high yields supported by valuations that can accommodate even worst-case scenarios.

While we remain watchful regarding the European sovereign debt situation and efforts by the Chinese government to keep inflation in check, we are optimistic that global credit markets may continue to perform well despite short-term periods of volatility.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity

2 Putnam VT Diversified Income Fund

and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager D. William Kohli is Team Leader of Portfolio Construction and Global Strategies at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Bill, your fund’s portfolio managers are Michael Atkin, Rob Bloemker, Kevin Murphy, and Paul Scanlon.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2010, to December 31, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/10		for the 6 months ended 12/31/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.85	$5.15	$3.77	$5.04

Ending value
(after expenses)	$1,062.30	$1,062.30	$1,021.48	$1,020.21

Annualized
expense ratio†	0.74%	0.99%	0.74%	0.99%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Diversified Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Diversified Income Fund (the “fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2010 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2011

Putnam VT Diversified Income Fund 5

The fund’s portfolio 12/31/10

MORTGAGE-BACKED SECURITIES (35.8%)*	Principal amount		Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,540,485	$2,861,774

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	95,125
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	206,632
Ser. 07-5, Class XW, IO, 0.431s, 2051		43,564,953	783,925

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.644s, 2036		2,227,902	1,481,555
FRB Ser. 07-6, Class A1, 0.551s, 2037		1,926,132	1,403,861

Bayview Commercial Asset Trust 144A Ser. 07-5A,
IO, 3.047s, 2037		722,261	80,532

Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.046s, 2036		2,277,504	1,503,152
FRB Ser. 05-7, Class 23A1, 5.426s, 2035		1,407,732	1,045,746
FRB Ser. 07-1, Class 21A1, 5.331s, 2047		1,793,487	1,201,636
FRB Ser. 05-10, Class 25A1, 2.824s, 2036		1,378,617	875,422

Bear Stearns Alt-A Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.798s, 2046		4,734,548	3,195,820

Bear Stearns Alt-A Trust II FRB Ser. 07-1,
Class 1A1, 5.509s, 2047		5,733,827	3,640,980

Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.561s, 2037		2,416,760	1,220,464
FRB Ser. 06-IM1, Class A1, 0.491s, 2036		799,203	419,581

Bear Stearns Commercial Mortgage Securities, Inc.
144A Ser. 07-PW18, Class X1, IO, 0.114s, 2050		51,502,772	326,620

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.638s, 2036		1,142,254	663,096
FRB Ser. 07-AR5, Class 1A1A, 5.464s, 2037		969,418	589,104
FRB Ser. 06-AR7, Class 2A2A, 5.351s, 2036		2,918,068	1,663,299
FRB Ser. 05-10, Class 1A4A, 4.095s, 2035		1,653,218	1,066,326

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A Ser. 07-CD5, Class XS, IO, 0.131s, 2044		30,225,747	179,141

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.787s, 2014
(United Kingdom)	GBP	165,399	193,461
FRB Ser. 05-CT1A, Class D, 1.787s, 2014
(United Kingdom)	GBP	328,253	358,348

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		$1,096,991	796,093
Ser. 06-45T1, Class 2A5, 6s, 2037		1,044,048	793,476
Ser. 06-J8, Class A4, 6s, 2037		1,762,554	1,004,656
Ser. 06-41CB, Class 1A7, 6s, 2037		1,125,749	821,797
Ser. 05-80CB, Class 2A1, 6s, 2036		2,377,396	1,878,143
FRB Ser. 07-HY4, Class 4A1, 5.603s, 2047		1,048,223	719,309
FRB Ser. 07-HY4, Class 3A1, 5.585s, 2047		2,181,652	1,600,024
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,146,086	1,125,671
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,161,014	875,477
FRB Ser. 05-4, Class 2A7, 0.761s, 2035		1,106,569	836,497
FRB Ser. 06-18CB, Class A7, 0.611s, 2036		1,125,998	653,079
FRB Ser. 06-24CB, Class A13, 0.611s, 2036		1,256,526	812,422
FRB Ser. 06-OC10, Class 2A2A, 0.441s, 2036		2,694,587	1,458,195
FRB Ser. 06-OC11, Class 2A2A, 0.431s, 2037		1,461,914	802,682

Countrywide Asset Backed Certificates FRB
Ser. 06-IM1, Class A2, 0.501s, 2036		5,718,208	2,868,482

Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.497s, 2035		2,585,836	1,991,094
FRB Ser. 06-HYB2, Class 2A1B, 4.6s, 2036		1,918,893	1,285,658
FRB Ser. 04-HYB6, Class A2, 3.089s, 2034		583,966	484,692
FRB Ser. 05-HYB4, Class 2A1, 2.908s, 2035		784,493	568,758

MORTGAGE-BACKED SECURITIES (35.8%)* cont.		Principal amount	Value

Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.63s, 2036		$2,434,896	$269,360
Ser. 05-R3, Class AS, IO, 5.511s, 2035		10,796,005	1,416,976
Ser. 06-R2, Class AS, IO, 5 1/2s, 2036		1,290,062	156,420
Ser. 05-R2, Class 1AS, IO, 5.306s, 2035		10,675,833	1,184,944
FRB Ser. 05-R3, Class AF, 0.661s, 2035		177,399	151,676

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.214s, 2041		1,458,000	1,506,982
Ser. 07-1, Class 1A4, 6.131s, 2037		815,172	533,938

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	43,013
FRB Ser. 05-TFLA, Class L, 2.11s, 2020		534,000	464,580

Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.451s, 2037		2,462,801	1,477,680
FRB Ser. 06-AR3, Class A1, 0.451s, 2036		1,702,119	896,804

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031		226,150	225,585

European Prime Real Estate PLC 144A FRB
Ser. 1-A, Class D, 1.59s, 2014 (United Kingdom)	GBP	188,995	39,791

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.559s, 2032		$265,653	409,082
IFB Ser. 3211, Class SI, IO, 26.571s, 2036		239,831	151,597
IFB Ser. 3408, Class EK, 24.746s, 2037		174,591	246,235
IFB Ser. 3077, Class ST, IO, 23.612s, 2035		3,189,546	1,881,832
IFB Ser. 2979, Class AS, 23.319s, 2034		101,477	135,197
IFB Ser. 3072, Class SM, 22.842s, 2035		355,470	482,380
IFB Ser. 3072, Class SB, 22.696s, 2035		364,343	492,016
IFB Ser. 3249, Class PS, 21.416s, 2036		358,941	488,199
IFB Ser. 3065, Class DC, 19.079s, 2035		492,447	645,106
IFB Ser. 3105, Class SI, IO, 18.947s, 2036		172,239	82,342
IFB Ser. 3031, Class BS, 16.074s, 2035		596,202	740,972
IFB Ser. T-56, Class 2ASI, IO, 7.839s, 2043		457,692	95,543
IFB Ser. 2684, Class SP, IO, 7.24s, 2033		1,437,000	238,845
IFB Ser. 3184, Class SP, IO, 7.09s, 2033		2,689,337	315,147
IFB Ser. 3149, Class SE, IO, 6.89s, 2036		619,133	112,620
IFB Ser. 3208, Class PS, IO, 6.84s, 2036		12,337,326	1,876,023
IFB Ser. 3287, Class SE, IO, 6.44s, 2037		1,232,393	187,546
IFB Ser. 3721, Class SC, IO, 6.44s, 2027		5,928,526	839,720
IFB Ser. 3398, Class SI, IO, 6.39s, 2036		1,725,221	213,082
IFB Ser. 3762, Class SA, IO, 6.34s, 2040		6,609,661	1,053,415
IFB Ser. 3145, Class GI, IO, 6.34s, 2036		172,485	26,877
IFB Ser. 3114, Class IP, IO, 6.34s, 2036		3,035,585	423,039
IFB Ser. 3677, Class KS, IO, 6.29s, 2040		6,816,856	949,846
IFB Ser. 3485, Class SI, IO, 6.29s, 2036		442,474	67,075
IFB Ser. 3346, Class SC, IO, 6.29s, 2033		23,921,868	3,403,843
IFB Ser. 3346, Class SB, IO, 6.29s, 2033		11,261,963	1,599,987
IFB Ser. 3653, Class BS, IO, 6.24s, 2028		6,192,295	763,943
IFB Ser. 3152, Class SY, IO, 6.22s, 2036		3,952,667	610,094
IFB Ser. 3361, Class SI, IO, 6.19s, 2037		5,693,147	787,769
IFB Ser. 3510, Class AS, IO, 6.15s, 2037		227,448	34,704
IFB Ser. 3242, Class SC, IO, 6.03s, 2036		2,951,998	401,287
IFB Ser. 3225, Class EY, IO, 6.03s, 2036		20,067,802	2,597,175
IFB Ser. 3751, Class SB, IO, 5.78s, 2039		13,740,845	1,849,518
IFB Ser. 3740, Class DS, IO, 5.76s, 2040		14,678,804	2,093,931
Ser. 3707, Class IK, IO, 5s, 2040		885,502	156,220
Ser. 3645, Class ID, IO, 5s, 2040		2,021,182	330,807
Ser. 3653, Class KI, IO, 5s, 2038		3,900,375	654,756
Ser. 3687, Class HI, IO, 5s, 2038		2,965,706	518,969
Ser. 3632, Class CI, IO, 5s, 2038		2,491,173	426,489
Ser. 3626, Class DI, IO, 5s, 2037		1,812,459	234,895
Ser. 3623, Class CI, IO, 5s, 2036		1,619,153	163,696
Ser. 3747, Class HI, IO, 4 1/2s, 2037		25,953,873	3,727,626

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (35.8%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3738, Class MI, IO, 4s, 2034	$4,651,061	$578,732
Ser. 3736, Class QI, IO, 4s, 2034	12,530,995	1,629,029
Ser. 3751, Class MI, IO, 4s, 2034	13,070,569	1,593,695
Ser. 3707, Class HI, IO, 4s, 2023	2,256,570	245,537
Ser. 3707, Class KI, IO, 4s, 2023	3,720,521	365,578
Ser. T-57, Class 1AX, IO, 0.424s, 2043	1,039,364	13,557
Ser. 3300, PO, zero %, 2037	223,994	195,675
FRB Ser. 3326, Class YF, zero %, 2037	157,530	148,339
FRB Ser. 3251, Class TC, zero %, 2036	57,969	56,529
FRB Ser. 3047, Class BD, zero %, 2035	4,607	4,588
FRB Ser. 3326, Class WF, zero %, 2035	18,031	17,230
FRB Ser. 3030, Class EF, zero %, 2035	22,001	19,029
FRB Ser. 3412, Class UF, zero %, 2035	14,473	11,891

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.336s, 2036	278,044	467,347
IFB Ser. 06-8, Class HP, 23.611s, 2036	478,889	683,087
IFB Ser. 05-74, Class DM, 23.428s, 2035	752,886	1,070,125
IFB Ser. 07-53, Class SP, 23.244s, 2037	367,996	506,007
IFB Ser. 08-24, Class SP, 22.328s, 2038	376,472	519,304
IFB Ser. 05-122, Class SE, 22.188s, 2035	606,001	821,506
IFB Ser. 05-83, Class QP, 16.716s, 2034	382,625	476,549
IFB Ser. 03-W6, Class 4S, IO, 7.339s, 2042	3,313,111	634,096
IFB Ser. 03-W6, Class 5S, IO, 7.339s, 2042	3,177,808	571,936
IFB Ser. 06-24, Class QS, IO, 6.939s, 2036	4,680,077	810,496
IFB Ser. 10-129, Class PS, IO, 6.439s, 2038	10,686,725	1,765,511
IFB Ser. 10-27, Class BS, IO, 6.189s, 2040	1,055,700	148,457
IFB Ser. 07-30, Class OI, IO, 6.179s, 2037	6,085,108	927,614
IFB Ser. 07-44, Class SB, IO, 6.169s, 2037	1,601,675	219,622
IFB Ser. 07-48, Class SG, IO, 6.169s, 2037	5,419,653	768,724
IFB Ser. 10-35, Class SG, IO, 6.139s, 2040	7,438,158	1,231,908
IFB Ser. 09-71, Class XS, IO, 5.939s, 2036	11,086,484	941,443
IFB Ser. 10-135, Class CS, IO, 5.789s, 2040	4,030,208	555,000
Ser. 06-W3, Class 1AS, IO, 5.786s, 2046	1,286,894	156,246
IFB Ser. 10-135, Class SC, IO, 5.739s, 2040	4,585,160	636,099
IFB Ser. 10-110, Class SB, IO, 5.739s, 2040	6,103,432	858,448
IFB Ser. 10-136, Class SG, IO, 5.739s, 2030	7,559,866	1,027,669
Ser. 11-3, Class SA, IO, 5s, 2040 ∆	8,628,000	980,227
Ser. 10-98, Class DI, IO, 5s, 2040	1,414,102	239,591
Ser. 10-21, Class IP, IO, 5s, 2039	3,907,946	625,271
Ser. 10-68, Class CI, IO, 5s, 2038	2,171,163	369,315
Ser. 378, Class 19, IO, 5s, 2035	5,070,595	789,928
IFB Ser. 05-W2, Class A2, IO, 4.949s, 2035	3,534,077	346,290
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,771,096	190,198
Ser. 03-W12, Class 2, IO, 2.228s, 2043	6,573,463	550,528
Ser. 03-W8, Class 12, IO, 1.639s, 2042 F	1,208,401	56,193
Ser. 03-W10, Class 1, IO, 1.63s, 2043	890,644	54,552
Ser. 03-W17, Class 12, IO, 1.136s, 2033	2,154,622	90,193
Ser. 00-T6, IO, 0.771s, 2030	2,174,926	45,400
Ser. 99-51, Class N, PO, zero %, 2029	35,107	31,352

FFCA Secured Lending Corp. 144A Ser. 00-1,
Class X, IO, 1.12s, 2020	2,662,430	79,873

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 5.35s, 2035	351,000	237,065

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	110,970	100,983

Government National Mortgage Association
IFB Ser. 10-142, Class SA, IO, 6.439s, 2039	5,102,238	760,336
IFB Ser. 10-151, Class SL, IO, 6.439s, 2039	6,618,901	1,113,762
IFB Ser. 10-98, Class CS, IO, 6.439s, 2038	1,775,180	295,070
IFB Ser. 10-98, Class SA, IO, 6.439s, 2038	1,715,841	273,213
IFB Ser. 10-32, Class SP, IO, 6.439s, 2036	2,344,325	292,994

MORTGAGE-BACKED SECURITIES (35.8%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 10-125, Class CS, IO, 6.389s, 2040	$6,467,724	$1,100,271
IFB Ser. 10-85, Class SA, IO, 6.389s, 2040	732,437	110,364
IFB Ser. 10-85, Class AS, IO, 6.389s, 2039	2,428,122	381,895
IFB Ser. 10-113, Class AS, IO, 6.389s, 2039	1,719,770	274,149
IFB Ser. 10-85, Class SD, IO, 6.389s, 2038	1,616,793	245,947
IFB Ser. 10-80, Class S, IO, 6.339s, 2040	1,040,456	150,627
IFB Ser. 10-98, Class QS, IO, 6.339s, 2040	2,299,498	360,538
IFB Ser. 10-98, Class YS, IO, 6.339s, 2039	2,378,224	370,242
IFB Ser. 10-47, Class HS, IO, 6.339s, 2039	1,103,481	177,296
IFB Ser. 10-31, Class HS, IO, 6.339s, 2039	3,863,623	604,597
IFB Ser. 10-113, Class JS, IO, 6.339s, 2038	3,049,171	527,293
IFB Ser. 10-68, Class SD, IO, 6.319s, 2040	5,473,423	860,469
IFB Ser. 10-162, Class SC, IO, 6.26s, 2039	5,960,000	920,224
IFB Ser. 10-158, Class SB, IO, 6.24s, 2039	5,122,000	838,625
IFB Ser. 10-57, Class QS, IO, 6.239s, 2040	6,401,126	954,216
IFB Ser. 10-60, Class S, IO, 6.239s, 2040	3,379,999	502,065
IFB Ser. 10-62, Class PS, IO, 6.239s, 2040	5,047,633	831,890
IFB Ser. 10-53, Class SA, IO, 6.239s, 2039	5,374,235	829,540
IFB Ser. 10-31, Class GS, IO, 6.239s, 2039	5,234,929	791,940
IFB Ser. 10-2, Class SA, IO, 6.239s, 2037	2,578,811	343,627
IFB Ser. 09-127, Class PS, IO, 6.189s, 2038	7,463,135	1,130,840
IFB Ser. 10-20, Class SC, IO, 5.889s, 2040	17,843,837	2,681,037
IFB Ser. 10-108, Class CS, IO, 5.889s, 2036	6,420,403	781,491
IFB Ser. 10-151, Class SM, IO, 5.819s, 2040	8,221,745	1,254,967
IFB Ser. 10-151, Class SA, IO, 5.789s, 2040	7,056,206	1,069,156
IFB Ser. 10-158, Class BS, IO, 5.76s, 2040	3,889,000	613,451
IFB Ser. 10-98, Class ST, IO, 5.739s, 2040	10,723,003	1,408,574
IFB Ser. 10-58, Class AI, IO, 5.509s, 2040	5,777,296	713,612
IFB Ser. 10-20, Class SD, IO, 5.419s, 2040	3,795,819	509,361
Ser. 09-101, Class IL, IO, 5s, 2038	2,237,819	385,039
Ser. 10-43, Class JI, IO, 5s, 2037	2,111,060	341,358
Ser. 10-101, Class NI, IO, 5s, 2036	10,503,806	1,457,613
Ser. 10-158, Class MI, IO, 4 1/2s, 2039 F	8,150,000	1,319,442
Ser. 10-137, Class PI, IO, 4 1/2s, 2039	4,583,445	790,275
Ser. 10-109, Class CI, IO, 4 1/2s, 2037	15,048,581	2,411,610
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	838,474	106,338
Ser. 10-165, Class IP, IO, 4s, 2038	14,810,000	2,221,500
Ser. 06-36, Class OD, PO, zero %, 2036	16,830	15,215
Ser. 99-31, Class MP, PO, zero %, 2029	91,117	83,144

GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.282s, 2039	103,268,404	2,058,614

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 5.915s, 2037	2,344,808	1,664,814

IMPAC CMB Trust FRB Ser. 05-4, Class 1A1A,
0.801s, 2035	1,994,978	1,506,208

IMPAC Secured Assets Corp. FRB Ser. 07-2,
Class 1A1A, 0.371s, 2037	1,794,166	1,004,733

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.525s, 2037	1,499,167	974,458
FRB Ser. 06-AR25, Class 5A1, 5.492s, 2036	582,797	345,534
FRB Ser. 06-AR25, Class 3A1, 5.476s, 2036	827,882	484,311
FRB Ser. 07-AR9, Class 2A1, 5.402s, 2037	1,532,635	1,042,192
FRB Ser. 06-AR3, Class 2A1A, 5.288s, 2036	2,005,874	1,103,231
FRB Ser. 07-AR7, Class 2A1, 4.895s, 2037	895,560	505,992
FRB Ser. 07-AR11, Class 1A1, 4.811s, 2037	772,343	440,236
FRB Ser. 05-AR31, Class 3A1, 3.081s, 2036	2,438,533	1,670,395
FRB Ser. 06-AR27, Class 2A2, 0.461s, 2036	2,839,313	2,065,600
FRB Ser. 06-AR41, Class A3, 0.441s, 2037	2,279,259	1,105,440
FRB Ser. 06-AR35, Class 2A1A, 0.431s, 2037	1,507,955	809,516
FRB Ser. 06-AR29, Class A2, 0.341s, 2036	3,102,074	1,651,854

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED SECURITIES (35.8%)* cont.		Principal amount	Value

JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.896s, 2036		$981,424	$765,511
FRB Ser. 06-A6, Class 1A1, 0.421s, 2036		834,395	488,211

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 07-CB20, Class X1,
IO, 0.156s, 2051		54,967,312	547,843

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		199,915	151,296
Ser. 98-C4, Class J, 5.6s, 2035		379,000	348,870

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1,
0.441s, 2036		1,880,592	1,165,967

MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034		734,633	697,901

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 2.934s, 2035		220,720	172,063
Ser. 96-C2, Class JS, IO, 2.286s, 2028		706,176	28,247

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 5.826s, 2050		196,000	206,358

Merrill Lynch/Countrywide Commercial Mortgage
Trust 144A Ser. 06-4, Class XC, IO, 0.172s, 2049		45,171,369	562,835

Mezz Cap Commercial Mortgage Trust 144A
Ser. 07-C5, Class X, IO, 4.655s, 2049		1,964,774	163,666

Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,380,000	1,128,150

Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.582s, 2036		1,251,728	891,856
FRB Ser. 07-14AR, Class 6A1, 5.297s, 2037		3,764,746	2,447,085
FRB Ser. 07-11AR, Class 2A1, 5.271s, 2037		3,528,138	1,764,069
FRB Ser. 07-15AR, Class 2A1, 5.189s, 2037		864,503	592,037
Ser. 06-6AR, Class 2A, 3.497s, 2036		1,086,057	673,355
Ser. 05-5AR, Class 2A1, 3.024s, 2035		642,019	441,388
FRB Ser. 06-5AR, Class A, 0.511s, 2036		1,287,170	707,943

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043		1,196,000	1,261,409

Mortgage Capital Funding, Inc. Ser. 97-MC2,
Class X, IO, 1.731s, 2012		1,284	16

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		157,000	7,850

Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		1,901,527	1,445,161
FRB Ser. 05-A2, Class A1, 0.761s, 2035		795,000	612,199

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018		158,000	127,980

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		1,493,056	812,316
FRB Ser. 06-4, Class 6A, 5.701s, 2036		1,152,355	864,266
FRB Ser. 06-9, Class 1A1, 5.297s, 2036		669,820	402,432
FRB Ser. 07-4, Class 1A1, 0.501s, 2037		1,329,288	664,644
FRB Ser. 06-12, Class 1A1, 0.421s, 2037		2,506,704	1,554,156

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.989s, 2045		4,457,700	601,258
Ser. 07-4, Class 1A4, IO, 1s, 2045		6,747,218	212,165

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.609s, 2035		573,313	66,615
Ser. 05-RF3, Class 1A, IO, 5.426s, 2035		510,140	69,188
FRB Ser. 05-RF3, Class 1A, 0.611s, 2035		510,140	423,417
FRB Ser. 05-RF1, Class A, 0.611s, 2035		573,313	470,117

Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s,
2012 (Ireland)	GBP	156,798	17,117

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, IO, 0.37s, 2046		$14,952,723	234,160

MORTGAGE-BACKED SECURITIES (35.8%)* cont.		Principal amount	Value

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 05-WL5A, Class L, 3.56s, 2018		$363,000	$217,800

Total mortgage-backed securities (cost $175,695,052)			$188,419,819

CORPORATE BONDS AND NOTES (29.3%)*		Principal amount	Value

Basic materials (2.5%)
Associated Materials, LLC 144A company
guaranty sr. notes 9 1/8s, 2017		$299,000	$312,455

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		162,000	168,480

Celanese US Holdings, LLC 144A company
guaranty sr. notes 6 5/8s, 2018 (Germany)		270,000	278,775

Chemtura Corp. 144A company guaranty sr. unsec.
notes 7 7/8s, 2018		99,000	105,188

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.302s, 2013 (Netherlands)		255,000	244,163

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		440,000	464,200

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		389,000	400,294

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		315,000	314,644

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017		249,000	274,523

Georgia-Pacific Corp. 144A company
guaranty 7 1/8s, 2017		240,000	255,600

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011		40,000	41,300

Graphic Packaging International, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		65,000	68,088

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018		220,000	235,125

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC 144A sr. notes 9s, 2020		247,000	261,203

Huntsman International, LLC 144A company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		255,000	275,400

Ineos Finance PLC 144A company guaranty
sr. notes 9 1/4s, 2015 (United Kingdom)	EUR	160,000	227,339

Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)		$275,000	294,250

Ineos Group Holdings PLC company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR	230,000	278,552

Kronos International, Inc. sr. notes 6 1/2s,
2013 (Germany)	EUR	502,000	672,135

Lyondell Chemical Co. sr. notes 11s, 2018		$795,000	900,338

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		422,000	466,838

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		273,000	304,736

Momentive Performance Materials, Inc. 144A
notes 9s, 2021		412,000	434,660

Nalco Co. 144A sr. notes 6 5/8s, 2019		100,000	102,250

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		306,000	314,033

Novelis, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020		295,000	306,063

Omnova Solutions, Inc. 144A company
guaranty sr. notes 7 7/8s, 2018		80,000	80,600

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	483,000	740,602

PE Paper Escrow GmbH 144A sr. notes 12s,
2014 (Austria)		$225,000	260,314

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Basic materials cont.
Rockwood Specialties Group, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2014	EUR	50,000	$68,475

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029		$225,000	261,449

Sappi Papier Holding AG 144A company
guaranty 6 3/4s, 2012 (Austria)		278,000	285,077

Sealed Air Corp. 144A sr. unsec. bonds
6 7/8s, 2033		118,000	110,642

SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 2.3s, 2015 (Germany)	EUR	182,000	230,159

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$320,000	328,000

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		225,000	246,375

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		211,000	225,770

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		303,000	319,665

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		253,000	266,915

Stone Container Corp. escrow bonds 8 3/8s,
2012 (In default) †		310,000	10,075

Teck Resources Limited sr. notes 10 3/4s, 2019
(Canada)		397,000	516,100

Teck Resources Limited sr. notes 10 1/4s, 2016
(Canada)		175,000	216,563

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		255,000	267,113

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		75,000	77,625

USG Corp. 144A company guaranty sr. notes
8 3/8s, 2018		100,000	98,000

Vartellus Specialties, Inc. 144A company
guaranty sr. notes 9 3/8s, 2015		130,000	137,800

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty Ser. B, 11 3/8s, 2016		114,000	114,285

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		467,000	512,533

			13,374,769
Capital goods (1.5%)
Alliant Techsystems, Inc. company
guaranty sr. unsec. sub. notes 6 7/8s, 2020		335,000	344,213

Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016		277,000	287,041

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 11 1/4s, 2015 ‡‡		432,120	471,011

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		135,000	143,100

Ardagh Packaging Finance PLC sr. notes
Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	190,000	256,978

Baldor Electric Co. company guaranty 8 5/8s, 2017		$160,000	179,200

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		545,000	561,350

Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018		16,000	16,040

Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		295,000	292,050

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020		200,000	204,000

Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		50,000	53,063

Crown European Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	60,000	83,696

Darling International, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2018		$60,000	62,550

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Capital goods cont.
Graham Packaging Co., Inc. company
guaranty sr. unsec. notes 8 1/4s, 2018		$40,000	$42,000

Impress Holdings BV company guaranty sr.
bonds FRB Ser. REGS, 4.11s, 2013 (Netherlands)	EUR	163,000	217,539

Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		$225,000	249,188

Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)		469,000	548,956

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		40,000	44,200

Polypore International, Inc. 144A
sr. notes 7 1/2s, 2017		155,000	158,100

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067
(United Kingdom)	EUR	210,000	269,075

Rexel SA company guaranty sr. unsec.
notes 8 1/4s, 2016 (France)	EUR	423,000	619,478

Reynolds Group DL Escrow, Inc./Reynolds Group
Escrow, LLC 144A sr. sec. notes 7 3/4s, 2016
(Luxembourg)	EUR	467,000	653,561

Reynolds Group Issuer, Inc. 144A sr. notes
9s, 2019		$110,000	113,988

Reynolds Group Issuer, Inc. 144A
sr. notes 7 1/8s, 2019		185,000	188,238

Ryerson, Inc. company guaranty sr. notes 12s, 2015		428,000	448,330

Tenneco, Inc. 144A company
guaranty sr. notes 6 7/8s, 2020		195,000	199,388

Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		105,000	111,300

Terex Corp. sr. unsec. sub. notes 8s, 2017		378,000	381,780

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		333,000	343,406

Thermon Industries, Inc. 144A company
guaranty sr. notes 9 1/2s, 2017		204,000	217,260

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		300,000	310,500

			8,070,579
Communication services (3.5%)
Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018		100,000	103,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020		66,000	70,620

CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s, 2016		356,893	425,595

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		255,000	263,925

Cequel Communications Holdings I LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017		206,000	215,270

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		112,000	111,160

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018		110,000	104,225

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2017		40,000	41,400

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015		420,000	452,550

Cricket Communications, Inc. company
guaranty sr. unsec. unsub. notes 10s, 2015		500,000	535,625

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		660,000	684,750

Cricket Communications, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020		395,000	376,238

CSC Holdings LLC sr. notes 6 3/4s, 2012		116,000	120,495

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Communication services cont.
CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		$320,000	$351,600

Digicel Group, Ltd. 144A sr. notes 8 1/4s,
2017 (Jamaica)		593,000	607,825

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017		250,000	274,375

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018		787,000	861,765

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		160,000	168,000

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 7 1/4s, 2020 (Bermuda)		310,000	313,100

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡		126,000	139,230

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)		349,000	380,410

Intelsat Subsidiary Holding Co., Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015 (Bermuda)		866,000	889,815

Level 3 Financing, Inc. company guaranty
9 1/4s, 2014		530,000	526,025

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		71,000	72,420

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018		631,000	653,085

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020		192,000	182,880

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		590,000	653,425

PAETEC Escrow Corp. 144A sr. unsec. notes
9 7/8s, 2018		215,000	220,913

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017		364,000	388,570

PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		265,000	274,275

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		140,000	141,750

Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		250,000	253,125

Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	61,600

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		570,000	616,313

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	155,400

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		120,000	131,100

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		220,000	238,150

Sprint Capital Corp. company guaranty 6 7/8s, 2028		140,000	122,500

Sprint Capital Corp. notes 8 3/8s, 2012		260,000	274,950

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,399,613

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		137,000	132,376

Sunrise Communications Holdings SA 144A company
guaranty sr. notes 8 1/2s, 2018 (Luxembourg)	EUR	100,000	140,625

Sunrise Communications International SA 144A
company guaranty sr. notes 7s, 2017
(Luxembourg)	EUR	100,000	140,390

Unitymedia GmbH company guaranty
sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)	EUR	400,000	603,418

Unitymedia Hessen/NRW 144A company
guaranty sr. notes 8 1/8s, 2017 (Germany)	EUR	276,000	390,636

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Communication services cont.
UPC Holdings BV sr. notes 9 3/4s, 2018
(Netherlands)	EUR	421,000	$620,433

Virgin Media Finance PLC company
guaranty sr. unsec. bond 8 7/8s, 2019
(United Kingdom)	GBP	50,000	88,567

Virgin Media Secured Finance PLC company
guaranty sr. notes 7s, 2018 (United Kingdom)	GBP	220,000	363,687

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 3/8s, 2018 (Netherlands)	EUR	445,000	600,637

Wind Acquisition Holding company
guaranty sr. notes Ser. REGS, 12 1/4s, 2017
(Luxembourg) ‡‡	EUR	86,078	130,306

Windstream Corp. company guaranty
8 5/8s, 2016		$1,042,000	1,096,705

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		80,000	84,000

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		363,000	381,604

			18,630,451
Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	174,000

SPX Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2017		95,000	100,938

			274,938
Consumer cyclicals (4.8%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		27,000	29,970

Affinia Group, Inc. 144A sr. sub. notes 9s, 2014		100,000	102,750

Affinion Group, Inc. company guaranty
11 1/2s, 2015		300,000	312,000

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		566,000	551,850

AMC Entertainment Holdings, Inc. 144A
sr. sub. notes 9 3/4s, 2020		240,000	249,600

AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	172,710

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		345,000	338,963

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014		225,000	228,375

Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		355,000	379,850

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018		360,000	371,700

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019		160,000	152,000

Bon-Ton Department Stores, Inc. (The) company
guaranty 10 1/4s, 2014		400,000	408,000

Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018		70,000	70,875

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020		140,000	143,150

Building Materials Corp. 144A sr. notes 7s, 2020		255,000	262,013

Building Materials Corp. 144A sr. notes
6 7/8s, 2018		105,000	103,950

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		345,000	356,213

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 9 1/8s, 2018		100,000	107,625

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016		115,000	112,988

Citadel Broadcasting Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018		80,000	82,800

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016		262,000	234,490

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc.
company guaranty sr. unsec. unsub. notes
Ser. B, 9 1/4s, 2017		$659,000	$721,605

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015		125,000	134,375

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		354,000	375,240

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		110,000	121,963

DISH DBS Corp. company guaranty 7 1/8s, 2016		247,000	255,028

DISH DBS Corp. company guaranty 6 5/8s, 2014		876,000	908,850

DR Horton, Inc. sr. notes 7 7/8s, 2011		25,000	25,750

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R		245,000	274,400

Ferrellgas LP/Ferrellgas Finance Corp. 144A
sr. notes 6 1/2s, 2021		140,000	136,500

Gateway Casinos & Entertainment, Ltd. 144A
company guaranty sr. notes 8 7/8s, 2017	CAD	80,000	82,875

Giraffe Acquisition Corp. 144A sr. unsec.
notes 9 1/8s, 2018		$120,000	125,100

Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		365,000	416,100

Grupo Televisa SA sr. unsec. notes 6s, 2018
(Mexico)		265,000	291,521

Hanesbrands, Inc. company guaranty sr. unsec.
notes FRN Ser. B, 3.831s, 2014		295,000	293,156

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	246,675

Hanesbrands, Inc. 144A company
guaranty sr. notes 6 3/8s, 2020		365,000	346,750

Harrah’s Operating Co., Inc. company
guaranty sr. notes 10s, 2018		210,000	191,625

Harrah’s Operating Co., Inc. sr. notes
11 1/4s, 2017		580,000	652,500

Host Hotels & Resorts LP company guaranty
sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016 R		250,000	255,313

Interactive Data Corp. 144A company
guaranty sr. notes 10 1/4s, 2018		353,000	386,535

Isle of Capri Casinos, Inc. company guaranty
7s, 2014		210,000	205,800

ISS Holdings A/S sr. sub. notes Ser. REGS,
8 7/8s, 2016 (Denmark)	EUR	132,000	182,235

Jarden Corp. company guaranty sr. sub.
notes Ser. 1, 7 1/2s, 2020	EUR	50,000	68,875

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		$585,000	616,444

Lamar Media Corp. company
guaranty sr. notes 9 3/4s, 2014		120,000	138,000

Lear Corp. company guaranty sr. unsec. bond
7 7/8s, 2018		386,000	413,020

Lear Corp. company guaranty sr. unsec.
notes 8 1/8s, 2020		345,000	375,188

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		749,000	767,725

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	79,125

Levi Strauss & Co. sr. unsec. unsub. notes
7 5/8s, 2020		350,000	361,375

Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		105,000	111,038

Lottomatica SpA sub. notes FRN Ser. REGS,
8 1/4s, 2066 (Italy)	EUR	240,000	311,914

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	$270,000	$287,888

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	320,000	42,000

Michaels Stores, Inc. company guaranty
11 3/8s, 2016	190,000	207,100

MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014	290,000	300,875

Navistar International Corp. sr. notes
8 1/4s, 2021	360,000	388,800

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015	375,000	392,813

Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 7 3/4s, 2018	205,000	212,175

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 ††	492,000	516,600

Nortek, Inc. company guaranty sr. notes 11s, 2013	268,479	285,930

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018	155,000	160,038

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	665,000	778,050

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	60,000	66,150

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	225,000	229,500

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	140,000	147,525

PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016	140,000	147,700

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	65,000	70,850

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	240,000	240,600

Roofing Supplay Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017	190,000	195,700

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	211,000	202,560

Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020	200,000	200,000

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	55,000	56,238

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	230,000	259,900

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	192,000	179,040

Sinclair Television Group, Inc. 144A
sr. notes 8 3/8s, 2018	71,000	73,308

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	489,000	548,903

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015	44,000	46,200

Standard Pacific Corp. 144A company
guaranty sr. unsec. notes 8 3/8s, 2021	200,000	194,000

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017	240,000	258,000

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	420,000	478,800

Toys R Us-Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016	65,000	67,438

Travelport LLC company guaranty 11 7/8s, 2016	221,000	217,133

Travelport LLC company guaranty 9 7/8s, 2014	210,000	204,488

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016	125,000	121,094

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
TRW Automotive, Inc. company guaranty sr.
unsec. unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	$334,000

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$220,000	237,050

TVN Finance Corp. PLC company guaranty sr.
unsec. Ser. REGS, 10 3/4s, 2017
(United Kingdom)	EUR	70,000	105,650

TVN Finance Corp. PLC 144A company
guaranty sr. unsec. notes 10 3/4s, 2017
(United Kingdom)	EUR	191,000	288,273

Universal City Development Partners, Ltd.
company guaranty sr. unsec. notes 8 7/8s, 2015		$335,000	355,938

Univision Communications, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/4s, 2015 ‡‡		148,285	160,148

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020		8,000	8,400

Vertis, Inc. company guaranty sr. notes
13 1/2s, 2014 ‡‡ F		199,516	9,976

WMG Acquisition Corp. company guaranty
sr. sec. notes 9 1/2s, 2016		235,000	252,038

Wynn Las Vegas, LLC/Wynn Las Vegas Capital
Corp. company guaranty mtge. notes 7 3/4s, 2020		150,000	162,375

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013		165,000	196,350

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018		363,000	374,798

Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015		210,000	218,400

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		322,000	354,603

Young Broadcasting, Inc. company guaranty
sr. sub. notes 8 3/4s, 2014 (In default) † F		61,000	—

Young Broadcasting, Inc. company guaranty
sr. unsec. sub. notes 10s, 2011 (In default) † F		177,000	—

			25,479,867
Consumer staples (1.6%)
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	863,469

Archibald Candy Corp. company guaranty 10s,
2011 (In default) † F		$77,746	2,488

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018		165,000	177,788

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016		430,000	438,600

Blue Acquisition Sub., Inc. 144A company
guaranty sr. unsec. notes 9 7/8s, 2018		256,000	272,640

Bumble Bee Acquisition Corp. 144A company
guaranty sr. notes 9s, 2017		215,000	223,600

Central Garden & Pet Co. sr. sub. notes
8 1/4s, 2018		276,000	279,450

CKE Restaurants, Inc. company
guaranty sr. notes 11 3/8s, 2018		295,000	326,713

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		250,000	265,000

Dean Foods Co. company guaranty 7s, 2016		167,000	153,223

DineEquity, Inc. 144A sr. unsec. notes
9 1/2s, 2018		160,000	169,600

Dole Food Co. 144A sr. sec. notes 8s, 2016		123,000	129,765

Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		109,000	110,090

EC Finance PLC company guaranty sr. bonds
Ser. REGS, 9 3/4s, 2017 (United Kingdom)	EUR	128,000	185,031

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Consumer staples cont.
Europcar Groupe SA company guaranty sr.
sub. bond FRB Ser. REGS, 4.6s, 2013 (France)	EUR	67,000	$85,600

Hertz Corp. company guaranty 8 7/8s, 2014		$235,000	240,288

Hertz Corp. 144A company guaranty sr. unsec.
notes 7 1/2s, 2018		95,000	98,563

Hertz Holdings Netherlands BV 144A sr. bond
8 1/2s, 2015 (Netherlands)	EUR	215,000	310,112

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		$100,000	106,750

Libbey Glass, Inc. 144A sr. notes 10s, 2015		75,000	80,625

Prestige Brands, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2018		195,000	201,825

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018		100,000	103,500

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		365,000	350,856

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		241,000	204,850

Rite Aid Corp. company guaranty
sr. unsub. notes 8s, 2020		75,000	78,094

Roadhouse Financing, Inc. 144A sr. notes
10 3/4s, 2017		165,000	178,200

Service Corporation International sr. notes 7s, 2019		105,000	105,000

Simmons Foods, Inc. 144A sr. notes
10 1/2s, 2017		160,000	170,800

Smithfield Foods, Inc. 144A sr. sec. notes
10s, 2014		475,000	547,438

Spectrum Brands, Inc. 144A sr. notes
9 1/2s, 2018		367,000	403,241

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	542,678

SUPERVALU, Inc. sr. unsec. notes 8s, 2016		245,000	234,588

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		215,000	254,238

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020		100,000	101,750

West Corp. 144A sr. notes 7 7/8s, 2019		265,000	269,638

West Corp. 144A sr. unsec. notes 8 5/8s, 2018		155,000	164,300

			8,430,391
Energy (5.3%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		540,000	577,804

Anadarko Petroleum Corp. sr. unsec. notes
6 3/8s, 2017		345,000	375,811

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020		425,000	448,375

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		424,000	428,240

ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		90,000	85,050

Brigham Exploration Co. 144A company
guaranty sr. unsec. notes 8 3/4s, 2018		393,000	424,440

Carrizo Oil & Gas, Inc. 144A sr. unsec.
notes 8 5/8s, 2018		474,000	488,220

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017		415,000	421,225

Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		195,000	205,725

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		675,000	761,063

Complete Production Services, Inc. company
guaranty 8s, 2016		287,000	297,045

Compton Petroleum Finance Corp. company
guaranty sr. unsec. notes 10s, 2017 (Canada)		118,855	98,055

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Energy cont.
Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)		$429,000	$431,145

Connacher Oil and Gas, Ltd. 144A sr. sec.
notes 11 3/4s, 2014 (Canada)		180,000	194,850

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2020		173,000	186,840

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		982,000	1,045,830

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		505,000	540,981

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020		240,000	260,400

Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		405,000	419,175

EXCO Resources, Inc. company guaranty
sr. unsec. notes 7 1/2s, 2018		564,000	551,310

Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		276,000	263,580

Forest Oil Corp. sr. notes 8s, 2011		485,000	506,825

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 1/8s, 2018		250,000	253,750

Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	348,400

Gazprom Via Gaz Capital SA 144A company
guaranty sr. unsec. bond 8.146s, 2018 (Russia)		149,000	171,711

Gazprom Via Gaz Capital SA 144A sr. sec. bond
9 1/4s, 2019 (Russia)		690,000	844,567

Gazprom Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)		207,000	211,140

Gazprom Via Gaz Capital SA 144A sr. unsec.
notes 7.288s, 2037 (Russia)		240,000	249,600

Gazprom Via White Nights Finance BV
notes 10 1/2s, 2014 (Russia)		500,000	594,115

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		530,000	544,575

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		395,000	395,000

Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014		230,000	233,450

Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014
(United Kingdom)	GBP	127,000	207,802

KazMunaiGaz Finance Sub BV 144A notes
7s, 2020 (Kazakhstan)		$210,000	218,400

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2014		150,000	158,250

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s,
2022 (Russia)		430,000	436,450

Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. notes 7 1/4s,
2019 (Russia)		325,000	350,347

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		294,000	299,880

Offshore Group Investments, Ltd. 144A
sr. notes 11 1/2s, 2015		160,000	173,600

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada)		305,000	217,313

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada)		295,000	208,344

OPTI Canada, Inc. 144A company
guaranty sr. notes 9 3/4s, 2013 (Canada)		280,000	276,500

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		245,000	245,613

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount	Value

Energy cont.
Peabody Energy Corp. company guaranty
7 3/8s, 2016	$886,000	$983,460

Peabody Energy Corp. company guaranty
sr. unsec. unsub. notes 6 1/2s, 2020	26,000	27,755

Pemex Project Funding Master Trust company
guaranty sr. unsec. unsub. bonds 6 5/8s,
2035 (Mexico)	380,000	386,648

Pemex Project Funding Master Trust
company guaranty unsec. unsub. notes
6 5/8s, 2038 (Mexico)	75,000	76,179

Petrobras International Finance Co. company
guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)	450,000	531,000

Petrobras International Finance Co. company
guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)	350,000	366,588

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	95,000	108,300

Petroleos de Venezuela SA company
guaranty sr. unsec. notes 5 1/4s, 2017
(Venezuela)	4,365,000	2,498,963

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 1/2s,
2037 (Venezuela)	265,000	122,563

Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5 3/8s,
2027 (Venezuela)	265,000	126,538

Petroleos de Venezuela SA sr. unsec. notes
4.9s, 2014 (Venezuela)	400,000	250,000

Petroleos de Venezuela SA sr. unsec.
sub. bonds 5s, 2015 (Venezuela)	1,535,000	859,600

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 5 1/2s, 2021 (Mexico)	1,125,000	1,139,063

Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 9 3/4s, 2019 (Trinidad)	275,000	330,000

Petroleum Co. of Trinidad & Tobago Ltd. 144A
sr. unsec. notes 6s, 2022 (Trinidad)	414,958	415,431

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	280,000	313,600

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	310,000	323,175

Plains Exploration & Production Co. company
guaranty 7s, 2017	60,000	61,650

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 10s, 2016	365,000	407,888

Power Sector Assets & Liabilites Management
Corp. 144A govt. guaranty sr. unsec. notes
7.39s, 2024 (Philippines)	430,000	509,550

Power Sector Assets & Liabilites Management
Corp. 144A govt. guaranty sr. unsec. notes
7 1/4s, 2019 (Philippines)	450,000	528,750

Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016	250,000	291,250

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	210,000	216,563

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	173,000	186,840

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	630,000	639,450

Williams Cos., Inc. (The) notes 7 3/4s, 2031	111,000	125,193

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	165,000	194,756

		27,671,549

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount		Value

Financials (5.3%)
Ally Financial, Inc. company guaranty sr. unsec.
notes 7s, 2012		$44,000	$45,540

Ally Financial, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2012		298,000	311,410

Ally Financial, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2012		322,000	334,075

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		405,000	445,500

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		44,000	45,210

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.496s, 2014		31,000	28,844

Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017		195,000	195,000

Ally Financial, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020		790,000	828,513

American General Finance Corp. sr. unsec.
notes Ser. MTNJ, 6.9s, 2017		345,000	278,588

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058		261,000	277,915

Banco Do Brasil 144A sr. unsec. 9 3/4s,
2017 (Brazil)	BRL	318,000	188,265

Biz Finance PLC for Ukreximbank sr. unsec.
unsub. bonds 8 3/8s, 2015 (United Kingdom)		$250,000	258,293

Bosphorus Financial Services, Ltd. 144A
sr. notes FRN 2.086s, 2012		339,688	334,775

Capital One Capital IV company guaranty jr.
unsec. sub. notes FRN 6.745s, 2037		171,000	168,863

CB Richard Ellis Services, Inc. 144A company
guaranty sr. unsec. notes 6 5/8s, 2020		82,000	82,000

CIT Group, Inc. sr. bonds 7s, 2017		1,346,000	1,349,365

CIT Group, Inc. sr. bonds 7s, 2016		750,000	752,813

CIT Group, Inc. sr. bonds 7s, 2015		200,000	200,500

CIT Group, Inc. sr. bonds 7s, 2014		133,000	134,330

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018		80,000	83,200

HSBC Capital Funding LP/Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049
(United Kingdom)	EUR	208,000	252,804

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015		$70,000	70,175

HUB International Holdings, Inc. 144A sr.
unsec. unsub. notes 9s, 2014		50,000	50,625

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018		525,000	525,000

JPMorgan Chase & Co. 144A sr. unsec. notes
FRN zero %, 2017		500,000	519,305

JPMorgan Chase & Co. 144A sr. unsec.
unsub. notes FRN 4.06s, 2011	RUB	18,000,000	586,548

JPMorgan Chase & Co. 144A unsec. unsub.
notes 8s, 2012	INR	14,000,000	319,592

Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015		$225,000	245,250

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017		438,000	451,140

Liberty Mutual Insurance Co. 144A notes
7.697s, 2097		480,000	425,578

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		177,000	191,160

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015		266,000	271,985

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount		Value

Financials cont.
Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R		$267,000	$264,664

RSHB Capital SA for OJSC Russian Agricultural
Bank sub. bonds FRB 6.97s, 2016 (Russia)		2,860,000	2,830,656

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 9s, 2014 (Russia)		390,000	438,750

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 7 3/4s, 2018 (Russia)		370,000	400,525

RSHB Capital SA for OJSC Russian Agricultural
Bank 144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,379,175

Sabra Health Care LP/Sabra Capital Corp. 144A
company guaranty sr. notes 8 1/8s, 2018 R		140,000	144,550

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)		208,000	220,074

State Bank of India/London 144A sr. unsec.
notes 4 1/2s, 2015 (India)		215,000	219,543

UBS AG/Jersey Branch jr. unsec. sub.
FRB 4.28s, 2015 (Cayman Islands)	EUR	194,000	219,824

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.161s, 2014		$45,000	39,375

Vnesheconombank (Veb Finance) 144A bank
guaranteed bonds 6.8s, 2025 (Russia)		600,000	598,500

VTB Bank Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		400,000	411,000

VTB Bank Via VTB Capital SA 144A sr. unsec.
notes 7 1/2s, 2011 (Russia)		639,000	666,988

VTB Bank Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		3,746,000	3,961,395

VTB Bank Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		3,040,000	3,123,600

VTB Bank Via VTB Capital SA 144A sr. unsec.
unsub. notes 6.609s, 2012 (Russia)		2,521,000	2,677,176

			27,847,956
Government (0.1%)
International Bank for Reconstruction &
Development sr. unsec. unsub. notes Ser. GDIF,
5 1/4s, 2014 (Supra-Nation)	RUB	13,350,000	426,822

			426,822
Health care (1.4%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105
(Germany)	EUR	156,000	207,381

Biomet, Inc. company guaranty sr. unsec. bond
10s, 2017		$345,000	376,913

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		225,000	238,500

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2015		378,000	396,900

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	100,000	135,386

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$295,000	299,056

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		65,000	64,350

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018		200,000	199,000

Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		225,000	257,625

HCA Holdings, Inc. 144A sr. unsec. notes
7 3/4s, 2021		240,000	240,000

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡		701,000	750,946

HCA, Inc. sr. sec. notes 9 1/4s, 2016		964,000	1,028,468

HCA, Inc. sr. sec. notes 9 1/8s, 2014		129,000	135,289

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (29.3%)* cont.	Principal amount	Value

Health care cont.
Multiplan, Inc. 144A company guaranty
sr. notes 9 7/8s, 2018	$205,000	$217,813

Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	138,000	138,690

Select Medical Corp. company guaranty
7 5/8s, 2015	194,000	194,000

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	335,000	340,025

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	175,770	177,528

Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	84,000	91,140

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	120,000	139,800

Tenet Healthcare Corp. sr. notes 9s, 2015	838,000	930,180

Tenet Healthcare Corp. 144A sr. unsec. notes
8s, 2020	245,000	248,675

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	40,000	39,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	100,000	99,250

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	40,000	39,800

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	260,000	274,731

		7,260,946
Technology (1.2%)
Advanced Micro Devices, Inc. 144A
sr. notes 7 3/4s, 2020	85,000	88,188

Buccaneer Merger Sub., Inc. 144A
sr. notes 9 1/8s, 2019	227,000	234,378

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	79,000	79,790

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	293,000	290,070

Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	115,000	121,613

Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	275,000	289,438

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	485,437	459,952

First Data Corp. company guaranty sr. unsec.
notes 9 7/8s, 2015	175,000	166,688

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016	193,000	168,875

First Data Corp. 144A company
guaranty sr. notes 8 7/8s, 2020	105,000	110,775

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡	31,302	32,711

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	516,000	539,220

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	2,000	2,105

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	567,000	636,458

Freescale Semiconductor, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2020	1,000	1,090

Iron Mountain, Inc. company guaranty 6 5/8s, 2016	140,000	140,525

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	440,000	462,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	155,000	166,238

NXP BV/NXP Funding, LLC sec. notes Ser. EXCH,
7 7/8s, 2014 (Netherlands)	245,000	254,800

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Technology cont.
NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)		$406,000	$456,750

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)		256,000	259,200

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015		480,000	504,600

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020		293,000	296,663

Unisys Corp. 144A company
guaranty sr. sub. notes 14 1/4s, 2015		385,000	462,000

			6,224,127
Transportation (0.2%)
AMGH Merger Sub., Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		277,000	290,850

British Airways PLC sr. unsec. 8 3/4s, 2016
(United Kingdom)	GBP	189,000	309,398

Inaer Aviation Finance Ltd. 144A
sr. notes 9 1/2s, 2017 (Spain)	EUR	58,000	74,277

Swift Services Holdings, Inc. 144A company
guaranty sr. notes 10s, 2018		$295,000	309,013

			983,538
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		720,000	761,400

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020		225,000	227,813

Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		595,000	595,000

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)		290,000	295,304

Dynegy Holdings, Inc. sr. unsec. notes
7 3/4s, 2019		685,000	457,238

Edison Mission Energy sr. unsec. notes
7 3/4s, 2016		109,000	93,740

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013		48,000	47,040

Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	84,203

Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	13,473

El Paso Corp. sr. unsec. notes 7s, 2017		285,000	300,765

El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	420,320

Energy Future Holdings Corp. 144A sr. sec. bond
10s, 2020		1,050,000	1,080,212

Energy Future Intermediate Holdings Co., LLC
sr. notes 10s, 2020		276,000	284,631

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020		205,000	211,150

GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		405,000	401,963

GenOn Escrow Corp. 144A sr. unsec. notes
9 1/2s, 2018		65,000	64,594

Ipalco Enterprises, Inc. 144A sr. sec. notes
7 1/4s, 2016		95,000	101,413

KCP&L Greater Missouri Operations Co. sr. unsec.
notes 7.95s, 2011		15,000	15,075

Majapahit Holding BV 144A company
guaranty sr. unsec. notes 8s, 2019 (Indonesia)		300,000	350,625

Majapahit Holding BV 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,549,817

Mirant Americas Generation, Inc. sr. unsec.
notes 8.3s, 2011		110,000	111,650

Mirant North America, LLC company
guaranty 7 3/8s, 2013		200,000	203,768

NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	367,200

Putnam VT Diversified Income Fund 15

CORPORATE BONDS AND NOTES (29.3%)* cont.		Principal amount	Value

Utilities and power cont.
NRG Energy, Inc. sr. notes 7 3/8s, 2016		$745,000	$763,625

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	150,750

NV Energy, Inc. sr. unsec. unsub. notes
6 3/4s, 2017		105,000	108,354

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028		65,000	68,734

Vattenfall Treasury AB company guaranty jr.
unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	210,781

			9,340,638

Total corporate bonds and notes (cost $148,789,375)			$154,016,571

ASSET-BACKED SECURITIES (12.2%)*		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.391s, 2037		$1,865,000	$1,382,431

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.411s, 2036		94,000	58,115
FRB Ser. 06-HE3, Class A2C, 0.411s, 2036		100,000	48,693

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		34,220	36,273

Asset Backed Securities Corp. Home Equity Loan
Trust FRB Ser. 06-HE4, Class A5, 0.421s, 2036		77,192	52,645

Bear Stearns Asset Backed Securities, Inc. FRB
Ser. 04-FR3, Class M6, 5.136s, 2034		38,735	8,215

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		632,776	452,435
FRB Ser. 00-A, Class A1, 0.42s, 2030		100,988	15,323

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-NC2, Class A2B, 0.421s, 2036		3,719,030	1,822,325
FRB Ser. 07-OPX1, Class A1A, 0.331s, 2037		626,920	248,066

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		786,347	652,668
Ser. 00-5, Class A7, 8.2s, 2032		196,712	172,123
Ser. 00-1, Class A5, 8.06s, 2031		583,070	463,540
Ser. 00-4, Class A5, 7.97s, 2032		125,668	98,649
Ser. 00-5, Class A6, 7.96s, 2032		329,150	283,069
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,211
FRB Ser. 02-1, Class M1A, 2.308s, 2033		1,609,000	1,313,025
FRB Ser. 01-4, Class M1, 2.008s, 2033		241,000	126,429

Countrywide Asset Backed Certificates
Ser. 07-4, Class A2, 5.53s, 2037		1,149,000	1,018,589
FRB Ser. 06-BC1, Class 2A3, 0.551s, 2036		992,000	684,480
FRB Ser. 06-6, Class 2A3, 0.541s, 2036		2,253,000	856,140
FRB Ser. 07-7, Class 2A3, 0.491s, 2047		3,588,000	1,480,050
FRB Ser. 07-3, Class 2A3, 0.471s, 2047		2,282,000	792,995
FRB Ser. 07-8, Class 2A3, 0.451s, 2037		2,597,000	995,950
FRB Ser. 07-3, Class 2A2, 0.431s, 2047		1,239,000	915,051
FRB Ser. 07-6, Class 2A2, 0.431s, 2037		729,000	561,622
FRB Ser. 06-23, Class 2A3, 0.431s, 2037		1,164,000	613,620
FRB Ser. 06-8, Class 2A3, 0.421s, 2046		919,000	569,780
FRB Ser. 06-22, Class 2A3, 0.421s, 2034		2,541,000	1,264,910
FRB Ser. 06-24, Class 2A3, 0.411s, 2047		4,560,000	2,097,600
FRB Ser. 07-1, Class 2A3, 0.401s, 2037		2,325,000	883,500
FRB Ser. 07-1, Class 2A2, 0.361s, 2037		2,148,000	1,691,550

Credit-Based Asset Servicing and Securitization
FRB Ser. 06-CB9, Class A2, 0.371s, 2036		1,439,000	659,062
FRB Ser. 07-CB1, Class AF1A, 0.331s, 2037		777,043	284,654

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		375,584	56,338

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.501s, 2036		1,189,000	605,062
FRB Ser. 07-FF1, Class A2D, 0.481s, 2038		1,161,000	565,949

ASSET-BACKED SECURITIES (12.2%)* cont.	Principal amount		Value

First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF18, Class A2D, 0.471s, 2037		$1,325,000	$642,625
FRB Ser. 06-FF18, Class A2C, 0.421s, 2037		4,114,000	2,098,140
FRB Ser. 06-FF11, Class 2A3, 0.411s, 2036		1,108,000	668,933
FRB Ser. 06-FF7, Class 2A3, 0.411s, 2036		511,102	341,362

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.591s, 2036		217,000	122,764
FRB Ser. 06-2, Class 2A3, 0.431s, 2036		309,000	187,331

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.55s, 2043 F	EUR	1,225,000	817,694
FRB Ser. 03-2, Class 3C, 3.29s, 2043 F	GBP	588,814	393,036

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$671,564	540,609
Ser. 94-4, Class B2, 8.6s, 2019		251,473	129,343
Ser. 93-1, Class B, 8.45s, 2018		153,016	125,472
Ser. 96-8, Class M1, 7.85s, 2027		304,000	294,338
Ser. 95-8, Class B1, 7.3s, 2026		285,417	277,809
Ser. 95-4, Class B1, 7.3s, 2025		289,077	272,077
Ser. 97-6, Class M1, 7.21s, 2029		182,000	152,975
Ser. 95-F, Class B2, 7.1s, 2021		9,706	9,325
Ser. 96-1, Class M1, 7s, 2027		265,455	267,810
Ser. 93-3, Class B, 6.85s, 2018		10,545	9,528
Ser. 99-3, Class A7, 6.74s, 2031		336,299	341,343

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031		2,946,731	3,035,133

GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.501s, 2036		309,568	171,036
FRB Ser. 06-11, Class 2A2, 0.421s, 2036		1,090,556	577,995
FRB Ser. 07-4, Class A1, 0.361s, 2037		4,959,308	2,376,519
FRB Ser. 06-19, Class A1, 0.351s, 2036		2,396,301	1,174,188
FRB Ser. 06-17, Class A1, 0.321s, 2036		3,461,857	1,696,310
FRB Ser. 06-16, Class A1, 0.321s, 2036		1,764,121	979,087
FRB Ser. 06-12, Class A1, 0.311s, 2036		1,342,241	678,369

GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.381s, 2047		855,749	804,832

Guggenheim Structured Real Estate Funding,
Ltd. 144A
FRB Ser. 05-2A, Class E, 2.261s, 2030		299,184	7,480
FRB Ser. 05-1A, Class E, 2.061s, 2030		61,594	9,239

Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 0.591s, 2036		108,000	88,215

Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,051,833	799,393
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037		1,281,349	599,031
FRB Ser. 07-6, Class 2A1, 0.471s, 2037		826,763	297,635
FRB Ser. 07-1, Class 1A3, 0.381s, 2037		5,909,274	2,430,189

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.881s, 2035		240,000	164,989
FRB Ser. 06-4, Class 2A4, 0.521s, 2036		103,000	39,928
FRB Ser. 06-WL1, Class 2A3, 0.501s, 2046		3,158,831	2,290,152
FRB Ser. 06-6, Class 2A3, 0.411s, 2036		2,258,000	916,199

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.511s, 2032		925,076	832,568

MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.411s, 2036		47,297	27,499

Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 07-1, Class A2C, 0.511s, 2037		4,117,000	1,996,745
FRB Ser. 07-1, Class A2B, 0.431s, 2037		1,470,822	810,423

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		84,338	78,979

16 Putnam VT Diversified Income Fund

ASSET-BACKED SECURITIES (12.2%)* cont.		Principal amount	Value

Morgan Stanley Capital, Inc.
FRB Ser. 04-HE8, Class B3, 3.461s, 2034		$43,391	$5,854
FRB Ser. 06-HE3, Class A2D, 0.511s, 2036		1,411,000	583,872

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.421s, 2036		107,913	56,148
FRB Ser. 06-2, Class A2C, 0.411s, 2036		130,000	75,631
FRB Ser. 06-6, Class A2B, 0.361s, 2037		809,676	527,650

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		565,981	568,811
Ser. 00-A, Class A2, 7.765s, 2017		82,266	56,791
Ser. 95-B, Class B1, 7.55s, 2021		86,096	62,951
Ser. 00-D, Class A4, 7.4s, 2030		1,442,000	958,930
Ser. 02-B, Class A4, 7.09s, 2032		234,103	227,362
Ser. 99-B, Class A4, 6.99s, 2026		564,051	547,129
Ser. 01-D, Class A4, 6.93s, 2031		327,286	262,647
Ser. 98-A, Class M, 6.825s, 2028		43,000	39,935
Ser. 01-E, Class A4, 6.81s, 2031		544,098	470,645
Ser. 01-C, Class A2, 5.92s, 2017		757,446	386,297
Ser. 02-C, Class A1, 5.41s, 2032		743,122	713,397
Ser. 01-E, Class A2, 5.05s, 2031		523,726	405,887
Ser. 02-A, Class A2, 5.01s, 2020		67,592	58,868

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		101,665	97,599
FRB Ser. 01-B, Class A2, 0.635s, 2018		38,262	33,544

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.451s, 2036		78,061	59,688
FRB Ser. 07-RZ1, Class A2, 0.421s, 2037		154,000	95,002

Securitized Asset Backed Receivables, LLC
FRB Ser. 06-WM3, Class A2, 0.421s, 2036		1,461,060	577,119
FRB Ser. 06-WM2, Class A2C, 0.421s, 2036		1,454,962	552,885
FRB Ser. 07-BR4, Class A2A, 0.351s, 2037		26,763	18,461
FRB Ser. 07-BR3, Class A2A, 0.331s, 2037		2,629,279	1,709,032

SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.471s, 2036		219,000	87,054

Soundview Home Equity Loan Trust FRB
Ser. 06-OPT3, Class 2A3, 0.431s, 2036		104,000	85,408

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E,
8s, 2038		402,600	48,348

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A,
Class IV, 6.84s, 2037		351,000	122,850

WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.371s, 2037		462,022	308,307

Total asset-backed securities (cost $65,666,387)			$64,221,886

FOREIGN GOVERNMENT BONDS
AND NOTES (8.0%)*	Principal amount/units		Value

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		$461,000	$463,305

Argentina (Republic of) sr. unsec. bonds FRB
0.45s, 2013		2,362,000	830,243

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		5,511,000	5,293,316

Argentina (Republic of) sr. unsec.
unsub. bonds Ser. $V, 10 1/2s, 2012	ARS	1,080,000	259,880

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.677s, 2012		$30,634,000	7,275,575

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033		1,027,751	948,101

Banco Nacional de Desenvolvimento Economico e
Social 144A notes 5 1/2s, 2020 (Brazil)		125,000	128,438

FOREIGN GOVERNMENT BONDS
AND NOTES (8.0%)* cont.	Principal amount/units		Value

Banco Nacional de Desenvolvimento
Economico e Social 144A sr. unsec. unsub.
notes 6.369s, 2018 (Brazil)		$160,000	$174,208

Brazil (Federal Republic of) notes 10s, 2017	BRL	1,350	785,390

Brazil (Federal Republic of) unsub. notes
10s, 2014	BRL	1,080	648,318

Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	516,390

Colombia (Government of) bonds 6 1/8s, 2041		$565,000	579,125

Export-Import Bank of Korea 144A sr. unsec.
unsub. notes 5.1s, 2013 (South Korea)	INR	31,500,000	677,730

Ghana (Republic of) 144A unsec. notes
8 1/2s, 2017		$320,000	360,250

Indonesia (Republic of) 144A sr. unsec.
notes 11 5/8s, 2019		755,000	1,122,602

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 7 3/4s, 2038		550,000	668,250

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 7/8s, 2018		425,000	493,000

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 3/4s, 2014		280,000	314,941

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037		575,000	633,840

Industrial Bank of Korea 144A sr. notes 7 1/8s,
2014 (South Korea)		1,190,000	1,335,851

Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	633,145

Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,152,093

Philippines (Republic of) sr. unsec.
unsub. bonds 6 1/2s, 2020		$800,000	924,000

Philippines (Republic of) sr. unsec.
unsub. bonds 6 3/8s, 2034		1,000,000	1,055,910

Russia (Federation of) 144A unsec.
unsub. bonds 7 1/2s, 2030		1,540,810	1,789,666

South Africa (Republic of) sr. unsec.
unsub. notes 6 7/8s, 2019		515,000	603,194

Sri Lanka (Republic of) 144A notes
7.4s, 2015		240,000	264,989

Turkey (Republic of) bonds 16s, 2012	TRY	190,000	135,422

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2019		$1,210,000	1,454,021

Turkey (Republic of) sr. unsec. notes
7 1/2s, 2017		1,530,000	1,805,293

Turkey (Republic of) unsec. notes 6 3/4s, 2040		370,000	404,765

Ukraine (Government of) sr. unsec. bonds
6.385s, 2012		250,000	252,395

Ukraine (Government of) sr. unsec.
unsub. bonds Ser. REGS, 6 7/8s, 2011		1,045,000	1,048,867

Ukraine (Government of) 144A bonds
7 3/4s, 2020		1,020,000	1,037,850

Ukraine (Government of) 144A sr. unsec.
bonds 6 7/8s, 2011		355,000	356,331

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		450,000	473,625

Ukraine (Government of ) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017		825,000	862,315

Venezuela (Republic of) bonds 8 1/2s, 2014		855,000	725,356

Venezuela (Republic of) sr. unsec. bonds
9 1/4s, 2027		200,000	149,000

Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,410,000	1,348,764

Venezuela (Republic of) unsec. notes FRN
Ser. REGS, 1.288s, 2011		690,000	683,162

Putnam VT Diversified Income Fund 17

FOREIGN GOVERNMENT BONDS
AND NOTES (8.0%)* cont.	Principal amount/units	Value

Venezuela (Republic of) 144A unsec.
bonds 13 5/8s, 2018	$1,215,000	$1,166,594

Total foreign government bonds and notes (cost $36,836,722)		$41,835,510

SENIOR LOANS (2.9%)* [c]	Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan
FRN Ser. B2, 2.3s, 2012	$63,212	$63,118

Momentive Performance Materials, Inc.
bank term loan FRN 2.563s, 2013	218,860	212,690

Smurfit-Stone Container Enterprises, Inc.
bank term loan FRN 6 3/4s, 2016	189,050	191,791

		467,599
Communication services (0.3%)
CCO Holdings, LLC / CCO Holdings Capital Corp.
bank term loan FRN 2.756s, 2014	150,000	144,312

Charter Communications Operating, LLC bank term
loan FRN Ser. l, 7 1/4s, 2014	155,083	160,760

Charter Communications, Inc. bank term loan FRN
Ser. C, 3.54s, 2016	583,989	575,627

Insight Midwest, LP bank term loan FRN Ser. B,
2.021s, 2014	88,786	86,178

Intelsat Corp. bank term loan FRN Ser. B2-A,
2.79s, 2014	144,655	144,655

Intelsat Corp. bank term loan FRN Ser. B2-B,
2.79s, 2014	144,611	144,611

Intelsat Corp. bank term loan FRN Ser. B2-C,
2.79s, 2014	144,611	144,611

Intelsat Jackson Holdings SA bank term loan FRN
3.29s, 2014 (Luxembourg)	375,000	355,781

Level 3 Communications, Inc. bank term loan FRN
2.539s, 2014	234,000	221,057

Level 3 Financing, Inc. bank term loan FRN
Ser. B, 11 1/2s, 2014	55,000	59,297

		2,036,889
Consumer cyclicals (1.4%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	620,000	627,234

CCM Merger, Inc. bank term loan FRN Ser. B,
8 1/2s, 2012	606,565	606,818

Cedar Fair LP bank term loan FRN Ser. B,
5 1/2s, 2016	108,321	109,346

Centage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.54s, 2014	398,354	375,325

Centage Learning Acquisitions, Inc. bank term
loan FRN Ser. B3, 3.764s, 2014	160,066	123,433

Clear Channel Communications, Inc. bank term
loan FRN Ser. B, 3.903s, 2016	339,961	294,747

Compucom Systems, Inc. bank term loan
FRN 3.76s, 2014	98,437	93,269

Dana Corp. bank term loan FRN 4.535s, 2015	217,357	218,139

Dex Media West, LLC bank term loan FRN Ser. A,
7s, 2014	140,529	127,655

Federal Mogul Corp. bank term loan FRN Ser. B,
2.206s, 2014	95,767	89,901

Federal Mogul Corp. bank term loan FRN Ser. C,
2.199s, 2015	48,861	45,868

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.52s, 2014	159,664	62,189

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	439,671	171,252

GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.27s, 2014	164,056	63,900

SENIOR LOANS (2.9%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Golden Nugget, Inc. bank term loan FRN
2.431s, 2014 ‡‡	$41,396	$33,289

Golden Nugget, Inc. bank term loan FRN Ser. B,
2.26s, 2014 ‡‡	72,722	58,481

Goodman Global, Inc. bank term loan
FRN 9s, 2017	169,000	174,028

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	341,145	342,424

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B1, 3.288s, 2015	370,000	334,041

Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B2, 3.288s, 2015	429,402	388,072

Isle of Capri Casinos, Inc. bank term loan FRN
5s, 2013	123,083	122,868

Isle of Capri Casinos, Inc. bank term loan FRN
Ser. A, 5s, 2013	43,302	43,227

Isle of Capri Casinos, Inc. bank term loan FRN
Ser. B, 5s, 2013	49,233	49,147

Jarden Corp. bank term loan FRN Ser. B4,
3.539s, 2015	123,323	122,668

Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	81,323	79,096

National Bedding Co. bank term loan FRN
2.319s, 2013	40,824	40,415

R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9s, 2014	420,128	329,950

Realogy Corp. bank term loan FRN 0.105s, 2013	91,714	86,081

Realogy Corp. bank term loan FRN Ser. B,
3.286s, 2013	673,287	631,940

ServiceMaster Co. (The) bank term loan FRN
Ser. B, 2.771s, 2014	321,335	307,638

ServiceMaster Co. (The) bank term loan FRN
Ser. DD, 2.76s, 2014	31,835	30,478

Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	295,097	297,495

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	641,187	444,984

Univision Communications, Inc. bank term loan FRN
4.506s, 2017	362,101	345,081

		7,270,479
Consumer staples (0.4%)
Burger King Holdings, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2016	195,000	197,716

Claire’s Stores, Inc. bank term loan FRN
3.043s, 2014	312,057	289,276

Revlon Consumer Products bank term loan FRN
6.001s, 2015	1,324,989	1,327,679

Rite-Aid Corp. bank term loan FRN Ser. B,
2.017s, 2014	77,800	70,645

Spectrum Brands, Inc. bank term loan FRN
8s, 2016	204,000	207,698

West Corp. bank term loan FRN Ser. B2, 2.634s, 2013	12,906	12,763

West Corp. bank term loan FRN Ser. B5,
4.509s, 2016	31,625	31,691

		2,137,468
Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN Ser. A,
1.261s, 2012	183,318	175,985

Hercules Off shore, Inc. bank term loan FRN
Ser. B, 6s, 2013	119,712	111,760

MEG Energy Corp. bank term loan FRN 6s, 2016
(Canada)	450,454	451,017

		738,762

18 Putnam VT Diversified Income Fund

SENIOR LOANS (2.9%)* [c] cont.	Principal amount	Value

Financials (0.1%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	$145,000	$146,903

Fifth Third Processing Solutions, Inc. bank term
loan FRN 8 1/4s, 2017	60,000	60,950

HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2014	90,850	90,577

		298,430
Health care (0.3%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	210,937	210,807

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)	140,000	141,458

Health Management Associates, Inc. bank term loan
FRN 2.039s, 2014	455,254	446,035

IASIS Healthcare Corp. bank term loan FRN
5.538s, 2014 ‡‡	192,107	184,423

IASIS Healthcare, LLC bank term loan FRN Ser. DD,
2.256s, 2014	73,849	72,077

IASIS Healthcare, LLC bank term loan FRN
7.62s, 2014	20,198	19,713

IASIS Healthcare, LLC bank term loan FRN Ser. B,
2.256s, 2014	213,362	208,241

Multiplan, Inc. bank term loan FRN Ser. B,
6 1/2s, 2017	199,459	201,392

		1,484,146
Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B1, 3.034s, 2014	207,676	196,825

Ceridian Corp. bank term loan FRN 3.269s, 2014	207,000	196,822

First Data Corp. bank term loan FRN Ser. B3,
3.011s, 2014	142,852	131,781

		525,428
Utilities and power (0.1%)
NRG Energy, Inc. bank term loan FRN 3.539s, 2015	119,744	118,824

NRG Energy, Inc. bank term loan FRN 2.039s, 2013	29,915	29,885

NRG Energy, Inc. bank term loan FRN 1.789s, 2013	46	45

NRG Energy, Inc. bank term loan FRN Ser. B,
3.539s, 2015	142,355	142,237

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN Ser. B2, 3.764s, 2014	199,452	154,077

		445,068

Total senior loans (cost $15,933,844)		$15,404,269

PURCHASED OPTIONS	Expiration date/		Contract
OUTSTANDING (1.9%)*	strike price		amount	Value

Option on an interest rate swap
with Barclays Bank PLC for the
right to receive a fixed rate
of 3.7375% versus the three
month USD-LIBOR-BBA
maturing March 9, 2021.	Mar-11/3.7375		$42,662,500	$1,380,985

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	21,550,000	53,980

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	21,550,000	51,181

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (1.9%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed
rate of 3.565% versus the three
month USD-LIBOR-BBA maturing
January 25, 2041.	Jan-11/3.565	$73,019,200	$7,291,698

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.565% versus the
three month USD-LIBOR-BBA
maturing January 25, 2041.	Jan-11/3.565	73,019,200	24,096

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a
fixed rate of 3.665% versus the
three month USD-LIBOR-BBA
maturing March 8, 2021.	Mar-11/3.665	42,662,500	1,181,751

Total purchased options outstanding (cost $7,545,602)			$9,983,691

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (0.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association
Pass-Through Certificates 6 1/2s,
November 20, 2038	$1,178,057	$1,307,552

		1,307,552
U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association
Pass-Through Certificates
5s, February 1, 2037	336,058	353,438
4 1/2s, August 1, 2039	589,662	605,762

		959,200
Total U.S. government and agency mortgage
obligations (cost $2,178,091)		$2,266,752

U.S. TREASURY OBLIGATIONS (0.9%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 [i]	$1,276,220	$1,392,752

U.S. Treasury Inflation Protected Securities 2s,
January 15, 2014 [i]	1,342,168	1,454,763

U.S. Treasury Notes 1s, December 31, 2011 [i]	1,840,000	1,852,162

Total U.S. treasury obligations (cost $4,699,677)		$4,699,677

CONVERTIBLE BONDS AND NOTES (0.3%)*	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$293,000	$295,198

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	186,000	372,376

General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	471,000	559,901

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	235,000	298,450

Total convertible bonds and notes (cost $1,131,319)		$1,525,925

CONVERTIBLE PREFERRED STOCKS (0.1%)*	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	5,293	$286,404

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	627	251

Total convertible preferred stocks (cost $855,646)		$286,655

PREFERRED STOCKS (—)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	163	$154,050

Total preferred stocks (cost $54,831)		$154,050

Putnam VT Diversified Income Fund 19

COMMON STOCKS (—)*			Shares	Value

Bohai Bay Litigation, LLC (Escrow) F			842	$2,627

Nortek, Inc. †			3,390	122,040

Trump Entertainment Resorts, Inc. † F			71	1,136

Vertis Holdings, Inc. † F			8,044	8

Total common stocks (cost $120,733)				$125,811

WARRANTS (—)* †	Expiration date	Strike price	Warrants	Value

Charter
Communications, Inc.
Class A	11/30/14	$46.86	37	$231

Smurfit Kappa Group
PLC 144A (Ireland) F	10/1/13	EUR 0.001	422	21,406

Vertis Holdings, Inc. F	10/18/15	$0.01	535	1

Total warrants (cost $16,076)				$21,638

SHORT-TERM INVESTMENTS (16.4%)*		Principal amount/shares		Value

Egypt Treasury Bills with an effective yield
of 10.10%, March 8, 2011 (Egypt)		EGP	1,000,000	$169,342

Egypt Treasury Bills with an effective yield
of 9.785%, April 5, 2011 (Egypt)		EGP	925,000	155,454

Egypt Treasury Bills with an effective yield
of 9.33%, February 1, 2011 (Egypt)		EGP	3,875,000	662,809

Egypt Treasury Bills with an effective
yield of 9.86%, May 3, 2011 (Egypt)		EGP	7,300,000	1,217,258

Egypt Treasury Bills with an effective
yield of 9.83%, May 31, 2011 (Egypt)		EGP	8,425,000	1,393,499

Egypt Treasury Bills Ser. 273, with an effective
yield of 9.52%, April 5, 2011 (Egypt)		EGP	7,900,000	1,327,663

Putnam Money Market Liquidity Fund 0.15% [e]			21,608,403	21,608,403

U.S. Treasury Bills with an effective yield
of 0.20%, March 10, 2011 # ##			$12,727,000	12,724,200

U.S. Treasury Bills with an effective yield
of 0.24%, August 25, 2011 # ##			2,504,000	2,500,011

U.S. Treasury Bills with an effective yield
of 0.20%, June 2, 2011 # ##			19,836,000	19,813,427

U.S. Treasury Bills with effective yields ranging
from 0.23% to 0.26%, October 20, 2011 # ##			7,124,000	7,112,388

U.S. Treasury Bills with effective yields ranging
from 0.22% to 0.24%, July 28, 2011 # ##			17,582,000	17,556,154

Total short-term investments (cost $86,308,365)				$86,240,608

Total investments (cost $545,831,720)				$569,202,862

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTNJ	Medium Term Notes Class J
OJSC	Open Joint Stock Company
PO	Principal Only

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through December 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $525,628,797.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

∆ Forward commitments, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

i Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $425,712,070 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

20 Putnam VT Diversified Income Fund

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	82.3%	Turkey	0.7%

Russia	3.8	Canada	0.6

Argentina	2.7	Philippines	0.5

Venezuela	1.4	Brazil	0.5

Indonesia	0.9	Netherlands	0.5

Egypt	0.9	Luxembourg	0.5

Ukraine	0.7	Other	3.3

United Kingdom	0.7	Total	100.0%

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $283,675,866)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	1/19/11	$1,021,638	$958,604	$63,034

	Brazilian Real	Buy	1/19/11	1,268,038	1,237,365	30,673

	British Pound	Sell	1/19/11	908,171	900,690	(7,481)

	Canadian Dollar	Sell	1/19/11	1,119,608	1,106,727	(12,881)

	Chilean Peso	Buy	1/19/11	539,894	538,923	971

	Czech Koruna	Buy	1/19/11	352,938	352,860	78

	Euro	Sell	1/19/11	2,769,556	2,715,155	(54,401)

	Japanese Yen	Buy	1/19/11	1,524,879	1,470,624	54,255

	Mexican Peso	Sell	1/19/11	29,709	29,651	(58)

	Norwegian Krone	Buy	1/19/11	3,216,010	3,114,418	101,592

	Singapore Dollar	Sell	1/19/11	1,141,972	1,126,209	(15,763)

	South Korean Won	Buy	1/19/11	574,243	563,154	11,089

	Swedish Krona	Buy	1/19/11	146,096	141,469	4,627

	Swiss Franc	Buy	1/19/11	665,524	666,817	(1,293)

	Taiwan Dollar	Sell	1/19/11	548,449	533,598	(14,851)

	Turkish Lira (New)	Buy	1/19/11	569,668	593,912	(24,244)

Barclays Bank PLC

	Australian Dollar	Buy	1/19/11	3,500,481	3,379,030	121,451

	Brazilian Real	Buy	1/19/11	1,723,885	1,687,661	36,224

	British Pound	Sell	1/19/11	3,323,152	3,331,544	8,392

	Canadian Dollar	Sell	1/19/11	2,403,708	2,366,036	(37,672)

	Chilean Peso	Buy	1/19/11	482,462	481,079	1,383

	Czech Koruna	Buy	1/19/11	322,536	322,272	264

	Euro	Sell	1/19/11	6,459,712	6,375,912	(83,800)

	Hungarian Forint	Sell	1/19/11	1,099,991	1,088,112	(11,879)

	Japanese Yen	Sell	1/19/11	5,466,558	5,337,493	(129,065)

	Mexican Peso	Buy	1/19/11	523,134	522,088	1,046

	New Zealand Dollar	Sell	1/19/11	1,145,164	1,130,972	(14,192)

	Norwegian Krone	Buy	1/19/11	3,097,932	3,010,312	87,620

	Polish Zloty	Buy	1/19/11	71,788	69,925	1,863

	Singapore Dollar	Sell	1/19/11	1,189,301	1,176,232	(13,069)

	South Korean Won	Buy	1/19/11	565,206	558,740	6,466

	Swedish Krona	Buy	1/19/11	950,711	923,661	27,050

	Swiss Franc	Buy	1/19/11	315,626	293,927	21,699

	Taiwan Dollar	Sell	1/19/11	21,358	20,599	(759)

	Turkish Lira (New)	Sell	1/19/11	101,569	103,603	2,034

Citibank, N.A.

	Australian Dollar	Buy	1/19/11	5,015,211	4,704,208	311,003

	Brazilian Real	Buy	1/19/11	124,966	120,778	4,188

	British Pound	Buy	1/19/11	2,414,357	2,399,323	15,034

	Canadian Dollar	Sell	1/19/11	810,307	790,788	(19,519)

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $283,675,866) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Chilean Peso	Sell	1/19/11	$42,565	$41,406	$(1,159)

	Czech Koruna	Buy	1/19/11	400,612	401,692	(1,080)

	Danish Krone	Buy	1/19/11	317,497	315,302	2,195

	Euro	Sell	1/19/11	4,501,648	4,398,964	(102,684)

	Hungarian Forint	Sell	1/19/11	25,989	25,685	(304)

	Japanese Yen	Sell	1/19/11	1,042,674	1,005,469	(37,205)

	Mexican Peso	Buy	1/19/11	548,789	544,336	4,453

	New Zealand Dollar	Buy	1/19/11	22,939	21,932	1,007

	Norwegian Krone	Buy	1/19/11	1,897,497	1,818,473	79,024

	Polish Zloty	Buy	1/19/11	958,362	951,605	6,757

	Singapore Dollar	Sell	1/19/11	601,112	592,569	(8,543)

	South African Rand	Sell	1/19/11	43,938	41,914	(2,024)

	South Korean Won	Buy	1/19/11	1,081,400	1,064,522	16,878

	Swedish Krona	Buy	1/19/11	416,242	404,388	11,854

	Swiss Franc	Sell	1/19/11	3,041,127	2,831,854	(209,273)

	Taiwan Dollar	Sell	1/19/11	18,875	18,222	(653)

	Turkish Lira (New)	Buy	1/19/11	435,407	454,552	(19,145)

Credit Suisse AG

	Australian Dollar	Buy	1/19/11	4,516,908	4,406,328	110,580

	British Pound	Sell	1/19/11	431,943	433,638	1,695

	Canadian Dollar	Sell	1/19/11	3,951,215	3,876,511	(74,704)

	Euro	Sell	1/19/11	3,123,489	3,073,952	(49,537)

	Japanese Yen	Buy	1/19/11	3,264,139	3,147,627	116,512

	Malaysian Ringgit	Buy	1/19/11	1,078,169	1,057,915	20,254

	Norwegian Krone	Buy	1/19/11	1,790,139	1,745,338	44,801

	Polish Zloty	Buy	1/19/11	18,654	18,153	501

	South African Rand	Buy	1/19/11	1,132,977	1,106,258	26,719

	South Korean Won	Buy	1/19/11	535,463	525,997	9,466

	Swedish Krona	Buy	1/19/11	920,548	893,157	27,391

	Swiss Franc	Sell	1/19/11	4,668,844	4,346,521	(322,323)

	Taiwan Dollar	Sell	1/19/11	551,659	535,238	(16,421)

	Turkish Lira (New)	Buy	1/19/11	564,748	588,247	(23,499)

Deutsche Bank AG

	Australian Dollar	Buy	1/19/11	2,484,463	2,330,567	153,896

	Brazilian Real	Buy	1/19/11	1,165,831	1,132,863	32,968

	Canadian Dollar	Buy	1/19/11	342,139	335,241	6,898

	Chilean Peso	Buy	1/19/11	546,213	531,456	14,757

	Czech Koruna	Sell	1/19/11	110,132	110,138	6

	Euro	Sell	1/19/11	4,560,347	4,463,108	(97,239)

	Hungarian Forint	Buy	1/19/11	534,353	535,548	(1,195)

	Malaysian Ringgit	Buy	1/19/11	1,195,050	1,173,292	21,758

	Mexican Peso	Sell	1/19/11	37,371	37,195	(176)

	New Zealand Dollar	Sell	1/19/11	561,735	534,033	(27,702)

	Norwegian Krone	Buy	1/19/11	95,574	91,487	4,087

	Peruvian New Sol	Sell	1/19/11	1,038,040	1,031,881	(6,159)

	Polish Zloty	Buy	1/19/11	786,300	780,340	5,960

	Singapore Dollar	Sell	1/19/11	1,136,912	1,120,402	(16,510)

	South Korean Won	Buy	1/19/11	536,312	528,777	7,535

	Swedish Krona	Buy	1/19/11	1,282,347	1,244,611	37,736

	Swiss Franc	Sell	1/19/11	2,662,311	2,479,156	(183,155)

	Taiwan Dollar	Sell	1/19/11	5,934	5,718	(216)

	Turkish Lira (New)	Buy	1/19/11	410,420	407,874	2,546

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $283,675,866) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International

	Australian Dollar	Buy	1/19/11	$1,564,897	$1,468,651	$96,246

	British Pound	Sell	1/19/11	1,886,046	1,860,659	(25,387)

	Canadian Dollar	Sell	1/19/11	3,358,924	3,282,969	(75,955)

	Chilean Peso	Sell	1/19/11	39,462	38,388	(1,074)

	Euro	Sell	1/19/11	6,471,345	6,324,409	(146,936)

	Hungarian Forint	Buy	1/19/11	5,927	5,941	(14)

	Japanese Yen	Sell	1/19/11	1,810,415	1,745,151	(65,264)

	Norwegian Krone	Buy	1/19/11	121,337	116,179	5,158

	Polish Zloty	Buy	1/19/11	542,281	538,701	3,580

	South African Rand	Buy	1/19/11	2,672	2,494	178

	Swedish Krona	Sell	1/19/11	1,755,520	1,705,275	(50,245)

	Swiss Franc	Buy	1/19/11	238,942	222,488	16,454

HSBC Bank USA, National Association

	Australian Dollar	Buy	1/19/11	3,637,186	3,522,661	114,525

	British Pound	Buy	1/19/11	329,984	328,985	999

	Euro	Sell	1/19/11	4,972,311	4,920,767	(51,544)

	Japanese Yen	Sell	1/19/11	345,569	333,264	(12,305)

	Norwegian Krone	Sell	1/19/11	761,263	728,792	(32,471)

	Singapore Dollar	Sell	1/19/11	1,144,774	1,129,016	(15,758)

	South Korean Won	Buy	1/19/11	555,333	548,738	6,595

	Swiss Franc	Sell	1/19/11	325,693	303,064	(22,629)

	Taiwan Dollar	Sell	1/19/11	578,337	557,006	(21,331)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	1/19/11	3,551,057	3,327,896	223,161

	Brazilian Real	Buy	1/19/11	896,142	877,824	18,318

	British Pound	Buy	1/19/11	87,480	86,362	1,118

	Canadian Dollar	Sell	1/19/11	1,313,825	1,281,767	(32,058)

	Chilean Peso	Buy	1/19/11	575,854	571,492	4,362

	Czech Koruna	Buy	1/19/11	321,191	321,120	71

	Euro	Sell	1/19/11	9,599,113	9,385,900	(213,213)

	Hungarian Forint	Sell	1/19/11	459,877	454,288	(5,589)

	Japanese Yen	Sell	1/19/11	1,677,458	1,614,858	(62,600)

	Malaysian Ringgit	Buy	1/19/11	938,871	921,819	17,052

	Mexican Peso	Buy	1/19/11	278,752	276,063	2,689

	New Zealand Dollar	Sell	1/19/11	623,320	606,691	(16,629)

	Norwegian Krone	Buy	1/19/11	657,850	630,661	27,189

	Peruvian New Sol	Sell	1/19/11	164,098	162,951	(1,147)

	Polish Zloty	Sell	1/19/11	1,416,733	1,410,635	(6,098)

	Singapore Dollar	Sell	1/19/11	1,184,630	1,169,123	(15,507)

	South African Rand	Buy	1/19/11	571,636	542,839	28,797

	South Korean Won	Buy	1/19/11	560,141	553,245	6,896

	Swedish Krona	Buy	1/19/11	3,765,234	3,653,522	111,712

	Swiss Franc	Sell	1/19/11	1,368,427	1,274,196	(94,231)

	Taiwan Dollar	Sell	1/19/11	570,452	547,297	(23,155)

	Turkish Lira (New)	Buy	1/19/11	51,400	53,589	(2,189)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	1/19/11	6,297,494	6,011,968	285,526

	Brazilian Real	Buy	1/19/11	1,085,062	1,061,119	23,943

	British Pound	Sell	1/19/11	1,626,724	1,604,770	(21,954)

	Canadian Dollar	Sell	1/19/11	1,893,864	1,847,780	(46,084)

	Czech Koruna	Buy	1/19/11	860,638	848,900	11,738

	Euro	Sell	1/19/11	3,140,337	3,131,623	(8,714)

Putnam VT Diversified Income Fund 23

FORWARD CURRENCY CONTRACTS at 12/31/10 (aggregate face value $283,675,866) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.	Hungarian Forint	Sell	1/19/11	$598,348	$589,759	$(8,589)

	Japanese Yen	Sell	1/19/11	3,793,283	3,659,406	(133,877)

	Malaysian Ringgit	Buy	1/19/11	1,078,169	1,058,083	20,086

	Norwegian Krone	Buy	1/19/11	3,818,338	3,713,978	104,360

	Polish Zloty	Buy	1/19/11	157,819	153,330	4,489

	Singapore Dollar	Sell	1/19/11	1,066,619	1,055,177	(11,442)

	South African Rand	Buy	1/19/11	1,089,824	1,054,605	35,219

	Swedish Krona	Buy	1/19/11	1,047,116	1,014,598	32,518

	Swiss Franc	Sell	1/19/11	2,295,277	2,136,690	(158,587)

	Taiwan Dollar	Sell	1/19/11	547,639	530,103	(17,536)

	Turkish Lira (New)	Sell	1/19/11	606,631	618,079	11,448

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/19/11	2,393,630	2,245,033	148,597

	British Pound	Buy	1/19/11	2,542,381	2,534,731	7,650

	Canadian Dollar	Sell	1/19/11	2,081,252	2,040,043	(41,209)

	Euro	Sell	1/19/11	6,140,678	6,065,056	(75,622)

	Hungarian Forint	Sell	1/19/11	57,985	57,237	(748)

	Japanese Yen	Sell	1/19/11	1,959,243	1,895,389	(63,854)

	Malaysian Ringgit	Buy	1/19/11	1,204,671	1,183,998	20,673

	Mexican Peso	Buy	1/19/11	2,549	2,541	8

	Norwegian Krone	Buy	1/19/11	239,638	236,681	2,957

	Polish Zloty	Buy	1/19/11	654,442	651,380	3,062

	Swedish Krona	Buy	1/19/11	3,999,452	3,904,029	95,423

	Swiss Franc	Sell	1/19/11	2,590,447	2,411,562	(178,885)

	Taiwan Dollar	Sell	1/19/11	573,456	549,624	(23,832)

UBS AG

	Australian Dollar	Buy	1/19/11	4,394,095	4,261,447	132,648

	British Pound	Sell	1/19/11	119,759	118,291	(1,468)

	Canadian Dollar	Sell	1/19/11	2,057,452	2,034,760	(22,692)

	Czech Koruna	Sell	1/19/11	200,568	194,081	(6,487)

	Euro	Sell	1/19/11	6,603,184	6,512,365	(90,819)

	Hungarian Forint	Sell	1/19/11	534,549	528,252	(6,297)

	Japanese Yen	Sell	1/19/11	7,140,692	6,908,802	(231,890)

	Mexican Peso	Buy	1/19/11	612,092	607,947	4,145

	Norwegian Krone	Buy	1/19/11	4,792,275	4,627,710	164,565

	Polish Zloty	Buy	1/19/11	546,255	531,031	15,224

	South African Rand	Buy	1/19/11	1,740,430	1,654,796	85,634

	Swedish Krona	Sell	1/19/11	498,332	490,009	(8,323)

	Swiss Franc	Sell	1/19/11	1,390,811	1,342,652	(48,159)

Westpac Banking Corp.

	Australian Dollar	Buy	1/19/11	1,567,758	1,530,853	36,905

	British Pound	Buy	1/19/11	1,341,985	1,336,985	5,000

	Canadian Dollar	Sell	1/19/11	98,916	96,578	(2,338)

	Euro	Sell	1/19/11	8,920,061	8,779,986	(140,075)

	Japanese Yen	Sell	1/19/11	6,115,561	5,900,214	(215,347)

	New Zealand Dollar	Sell	1/19/11	20,217	19,686	(531)

	Norwegian Krone	Buy	1/19/11	515,382	494,010	21,372

	Swedish Krona	Buy	1/19/11	4,352,448	4,250,193	102,255

	Swiss Franc	Sell	1/19/11	2,447,039	2,374,287	(72,752)

Total						$(532,458)

24 Putnam VT Diversified Income Fund

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/10	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Long)	39	$3,770,804	Mar-11	$23,453

Canadian Government Bond
10 yr (Long)	264	32,502,099	Mar-11	151,574

Euro-Bobl 5 yr (Short)	4	635,307	Mar-11	2,554

Euro-Bund 10 yr (Long)	214	35,857,469	Mar-11	31,442

Euro-Schatz 2 yr (Short)	176	25,653,062	Mar-11	(44,756)

Japanese Government Bond
10 yr (Short)	13	22,516,999	Mar-11	(144,196)

Japanese Government Bond
10 yr Mini (Long)	21	3,637,361	Mar-11	155

U.K. Gilt 10 yr (Long)	230	42,860,645	Mar-11	268,150

U.S. Treasury Bond 30 yr
(Long)	1,480	188,098,750	Mar-11	(2,617,187)

U.S. Treasury Bond 20 yr
(Long)	56	6,839,000	Mar-11	(90,169)

U.S. Treasury Note 10 yr
(Long)	198	23,846,625	Mar-11	177,468

U.S. Treasury Note 5 yr
(Long)	50	5,885,938	Mar-11	22,952

Total				$(2,218,560)

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$45,898,096)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing
August 19, 2021.	$13,021,000	Aug-11/4.475	$1,020,326

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	1,031,677

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	1,092,224

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing
August 16, 2021.	22,280,000	Aug-11/4.765	2,215,078

Option on an interest rate swap with Bank
of America, N.A. for the obligation to
receive a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing
August 19, 2021.	13,021,000	Aug-11/4.475	152,476

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	128,498

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	90,272

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received		Contract	Expiration date/
$45,898,096) cont.		amount	strike price	Value

Option on an interest rate swap with Bank
of America, N.A. for the obligation to
receive a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing
August 16, 2021.		$22,280,000	Aug-11/4.765	$169,774

Option on an interest rate swap with
Barclays Bank PLC for the obligation
to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 13, 2025.		3,026,380	Feb-15/5.36	262,781

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 4.7375% versus the
three month USD-LIBOR-BBA maturing
March 9, 2021.		42,662,500	Mar-11/4.7375	19,198

Option on an interest rate swap with
Barclays Bank PLC for the obligation to
receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing
February 13, 2025.		3,026,380	Feb-15/5.36	156,464

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing
August 17, 2021.		24,640,000	Aug-11/4.49	1,946,560

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.		24,066,000	Jul-11/4.52	1,997,237

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.		12,033,000	Jul-11/4.5475	1,022,685

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing
August 17, 2021.		24,640,000	Aug-11/4.49	271,040

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing
July 26, 2021.		24,066,000	Jul-11/4.52	216,594

Option on an interest rate swap with
Citibank, N.A. for the obligation to receive
a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing
July 26, 2021.		12,033,000	Jul-11/4.5475	96,264

Option on an interest rate swap with
Credit Suisse International for the
obligation to pay a fixed rate of 0.578%
versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	CHF	21,550,000	Dec-11/0.578	20,980

Option on an interest rate swap with
Credit Suisse International for the
obligation to pay a fixed rate of 0.602%
versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	CHF	21,550,000	Dec-11/0.602	23,849

Putnam VT Diversified Income Fund 25

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$45,898,096) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA
maturing February 9, 2021.	$22,001,000	Feb-11/3.04	$55,663

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA
maturing February 9, 2021.	22,001,000	Feb-11/3.11	80,304

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	54,334,800	Sep-15/4.04	2,091,346

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	9,916,600	Aug-15/4.375	862,744

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	9,916,600	Aug-15/4.46	914,608

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.46	2,006,254

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.525	2,125,953

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	38,491,500	Jul-11/4.745	3,816,357

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA
maturing September 12, 2018.	3,985,000	Sep-13/4.82	216,335

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 4.8675%
versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	6,832,000	Apr-12/4.8675	625,433

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	9,586,860	Feb-15/5.27	793,504

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	19,678,500	May-12/5.51	2,623,741

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA
maturing February 9, 2021.	22,001,000	Feb-11/3.04	812,277

WRITTEN OPTIONS OUTSTANDING
at 12/31/10 (premiums received	Contract	Expiration date/
$45,898,096) cont.	amount	strike price	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA
maturing February 9, 2021.	$22,001,000	Feb-11/3.11	$702,932

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA
maturing September 11, 2025.	54,334,800	Sep-15/4.04	5,663,316

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.375% versus the three
month USD-LIBOR-BBA maturing
August 10, 2045.	9,916,600	Aug-15/4.375	1,453,476

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	9,916,600	Aug-15/4.46	1,384,457

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	25,661,000	Jul-11/4.46	252,547

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.525% versus the three month
USD-LIBOR-BBA maturing July 26, 2021.	25,661,000	Jul-11/4.525	229,360

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate
of 4.665% versus the three month
USD-LIBOR-BBA maturing March 8, 2021.	42,662,500	Mar-11/4.665	21,331

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	38,491,500	Jul-11/4.745	250,642

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA
maturing September 12, 2018.	3,985,000	Sep-13/4.82	93,210

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
4.8675% versus the three month
USD-LIBOR-BBA maturing April 12, 2022.	6,832,000	Apr-12/4.8675	135,937

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	9,586,860	Feb-15/5.27	523,002
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	19,678,500	May-12/5.51	235,734

Total			$39,904,440

26 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	3,300,000	E	$—	12/7/30	6 month GBP-LIBOR-BBA	4.93%	$94,490

GBP	2,090,000		—	12/8/20	3.685%	6 month GBP-LIBOR-BBA	(49,337)

GBP	3,300,000	E	—	12/8/30	6 month GBP-LIBOR-BBA	4.9675%	105,092

GBP	4,850,000		—	12/9/20	3.63%	6 month GBP-LIBOR-BBA	(77,893)

GBP	8,000,000	E	—	12/9/30	6 month GBP-LIBOR-BBA	4.85643%	178,413

AUD	4,370,000		—	12/21/20	6.0975%	6 month AUD-BBR-BBSW	(10,389)

AUD	10,070,000		—	9/17/15	6 month AUD-BBR-BBSW	5.38%	(174,199)

AUD	5,130,000		—	9/17/20	5.5725%	6 month AUD-BBR-BBSW	179,888

AUD	5,120,000		—	9/22/20	5.685%	6 month AUD-BBR-BBSW	139,890

AUD	10,060,000		—	9/22/15	6 month AUD-BBR-BBSW	5.56%	(103,396)

AUD	14,160,000		—	9/29/15	6 month AUD-BBR-BBSW	5.5275%	(170,351)

AUD	8,140,000		—	9/29/20	5.63%	6 month AUD-BBR-BBSW	259,240

GBP	20,050,000		—	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	119,135

GBP	11,750,000		—	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(106,342)

	$145,100,200		86,812	7/23/15	1.90%	3 month USD-LIBOR-BBA	(491,275)

Barclays Bank PLC
AUD	5,540,000	E	—	2/4/20	6 month AUD-BBR-BBSW	6.8%	79,637

AUD	5,800,000		—	10/1/15	6 month AUD-BBR-BBSW	5.43%	(93,038)

	$26,450,700	E	—	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,755,268)

	24,003,700		(690,106)	11/10/20	3 month USD-LIBOR-BBA	3.74%	213,291

AUD	10,400,000		—	5/24/15	5.505%	6 month AUD-BBR-BBSW	120,666

AUD	5,890,000		—	7/27/15	5.435%	6 month AUD-BBR-BBSW	81,774

	$2,901,400		6,941	10/25/16	3 month USD-LIBOR-BBA	1.65%	(117,325)

	11,128,000		124,005	10/28/30	3 month USD-LIBOR-BBA	3.38%	(798,237)

	58,043,500		(43,099)	10/28/12	0.52%	3 month USD-LIBOR-BBA	134,560

	261,160,700		45,578	11/3/13	0.73%	3 month USD-LIBOR-BBA	3,209,919

	19,833,100		(19,027)	11/3/15	3 month USD-LIBOR-BBA	1.43%	(607,966)

	35,199,000		(101,217)	11/3/20	3 month USD-LIBOR-BBA	2.69%	(1,996,146)

GBP	6,760,000		—	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	406,219

GBP	6,760,000		—	8/25/20	2.898%	6 month GBP-LIBOR-BBA	457,305

AUD	9,000,000		—	8/26/15	6 month AUD-BBR-BBSW	5.025%	(288,255)

	$3,530,000		—	8/27/40	3 month USD-LIBOR-BBA	3.21625%	(517,919)

EUR	17,544,000		—	11/5/20	2.708%	6 month EUR-EURIBOR-REUTERS	1,073,862

	$16,627,772		—	11/8/25	3.2175%	3 month USD-LIBOR-BBA	1,141,024

	42,151,292		—	11/8/15	3 month USD-LIBOR-BBA	1.315%	(1,509,120)

	723,563		—	11/8/25	3.215%	3 month USD-LIBOR-BBA	49,865

	1,241,423		—	11/8/15	3 month USD-LIBOR-BBA	1.30%	(45,342)

	80,580,600		—	11/9/20	2.68%	3 month USD-LIBOR-BBA	4,463,311

	25,333,700		—	11/9/40	3 month USD-LIBOR-BBA	3.7525%	(1,491,654)

	57,051,200		—	11/9/15	3 month USD-LIBOR-BBA	1.355%	(1,934,223)

	23,166,400		—	11/10/40	3 month USD-LIBOR-BBA	3.7575%	(1,345,955)

	71,317,500		—	11/10/20	2.71%	3 month USD-LIBOR-BBA	3,770,086

	51,456,600		—	11/10/15	3 month USD-LIBOR-BBA	1.40%	(1,638,339)

	69,826,300		—	11/12/20	2.7225%	3 month USD-LIBOR-BBA	3,630,345

	48,699,600		—	11/12/15	3 month USD-LIBOR-BBA	1.4125%	(1,530,830)

	21,693,400		—	11/12/40	3 month USD-LIBOR-BBA	3.745%	(1,312,653)

	8,000,000		—	11/23/20	3.045%	3 month USD-LIBOR-BBA	199,471

	45,270,500		—	11/23/15	1.7575%	3 month USD-LIBOR-BBA	721,745

AUD	8,810,000		—	12/8/20	6 month AUD-BBR-BBSW	5.93%	(92,353)

	$13,788,500		—	12/10/40	4.1025%	3 month USD-LIBOR-BBA	2,779

AUD	8,810,000		—	12/22/15	5.895%	6 month AUD-BBR-BBSW	(17,425)

Citibank, N.A.
	$175,568,100		(55,550)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(1,350,601)

GBP	75,720,000		—	7/1/12	6 month GBP-LIBOR-BBA	1.43%	489,262

GBP	60,580,000		—	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(551,183)

Putnam VT Diversified Income Fund 27

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 cont.
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
GBP	17,960,000		$—	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	$68,798

	$122,136,700		23,398	7/9/20	3 month USD-LIBOR-BBA	3.01%	(1,374,979)

	17,209,200		—	8/9/20	3 month USD-LIBOR-BBA	2.89875%	(429,310)

	8,121,000		—	9/1/20	3 month USD-LIBOR-BBA	2.557%	(469,162)

	53,885,100		—	9/24/20	2.5875%	3 month USD-LIBOR-BBA	3,106,768

	38,763,800		—	11/8/15	3 month USD-LIBOR-BBA	1.305%	(1,406,630)

	57,857,700		—	11/8/20	2.635%	3 month USD-LIBOR-BBA	3,429,755

	57,051,200		—	11/9/15	3 month USD-LIBOR-BBA	1.345%	(1,961,861)

	78,749,200		—	11/9/20	2.67%	3 month USD-LIBOR-BBA	4,430,733

	25,333,700		—	11/9/40	3 month USD-LIBOR-BBA	3.747%	(1,516,429)

SEK	34,440,000		—	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	153,151

SEK	42,600,000		—	12/7/20	3.51%	3 month SEK-STIBOR-SIDE	59,307

	$38,239,300		(10,522)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(57,624)

	18,500,000		—	12/14/20	3.3975%	3 month USD-LIBOR-BBA	(64,077)

Credit Suisse International
	13,613,300		—	12/8/20	3 month USD-LIBOR-BBA	3.08125%	(320,644)

CHF	7,880,000		—	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	9,196

	$16,700,000		—	12/17/40	4.334%	3 month USD-LIBOR-BBA	(666,992)

CHF	10,030,000		—	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(40,495)

MXN	46,690,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(112,723)

	$4,700,000		—	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(292,934)

	23,882,300		—	10/5/20	3 month USD-LIBOR-BBA	2.61125%	(1,373,768)

	34,940,700		—	10/6/40	3.3475%	3 month USD-LIBOR-BBA	4,460,129

	53,592,500		14,536	11/3/12	3 month USD-LIBOR-BBA	0.50%	(188,578)

	38,763,800		—	11/8/15	3 month USD-LIBOR-BBA	1.31125%	(1,394,644)

	57,857,700		—	11/8/20	2.63375%	3 month USD-LIBOR-BBA	3,436,225

	10,707,400		—	11/17/40	3.95%	3 month USD-LIBOR-BBA	264,341

	14,100,000		—	12/1/20	3 month USD-LIBOR-BBA	2.9725%	(454,834)

CHF	37,740,000		—	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(309,498)

CHF	37,740,000		—	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(270,509)

GBP	18,640,000		—	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(117,296)

GBP	10,300,000		—	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	34,966

Deutsche Bank AG
	$158,074,000		(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(6,092,391)

	88,509,600		(2,511)	11/3/12	0.50%	3 month USD-LIBOR-BBA	329,517

	36,927,600		—	11/5/20	3 month USD-LIBOR-BBA	2.6675%	(2,069,175)

	69,510,900		—	11/5/15	1.3855%	3 month USD-LIBOR-BBA	2,226,957

	23,173,222		—	11/8/15	3 month USD-LIBOR-BBA	1.313%	(831,812)

	9,122,575		—	11/8/25	3.224%	3 month USD-LIBOR-BBA	618,894

	183,183,800		(115,259)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(1,127,873)

	177,515,900		415,848	7/27/20	3 month USD-LIBOR-BBA	2.94%	(3,092,246)

MXN	46,690,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(82,233)

	$105,926,500		273,022	5/6/15	2.68%	3 month USD-LIBOR-BBA	(3,606,759)

	105,325,300		18,570	12/31/14	1.91%	3 month USD-LIBOR-BBA	(696,025)

	7,377,500		1,677	12/31/20	3 month USD-LIBOR-BBA	3.55%	114,259

	14,700,000		—	12/31/40	3 month USD-LIBOR-BBA	4.1342%	58,453

	58,989,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	(919,905)

	140,278,800		(66,518)	11/12/12	0.59%	3 month USD-LIBOR-BBA	235,594

	18,742,400		—	12/3/15	1.905%	3 month USD-LIBOR-BBA	185,789

EUR	32,270,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(77,203)

	$16,415,000		—	10/5/21	3 month USD-LIBOR-BBA	3.52057%	185,487

Goldman Sachs International
AUD	2,647,500	E	—	2/23/20	6 month AUD-BBR-BBSW	6.6925%	28,245

AUD	7,970,000	E	—	2/23/20	6 month AUD-BBR-BBSW	6.7%	87,068

SEK	22,000,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	13,260

28 Putnam VT Diversified Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 cont.
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
CHF	33,040,000		$—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	$(18,797)

	$120,059,900		—	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(821,130)

	63,595,100		—	7/20/20	3 month USD-LIBOR-BBA	2.96375%	(1,071,679)

	33,124,600		—	7/20/40	3.7275%	3 month USD-LIBOR-BBA	1,707,770

	22,271,500		—	7/23/40	3.7125%	3 month USD-LIBOR-BBA	1,214,489

	234,216,700		(26,074)	10/1/12	0.59%	3 month USD-LIBOR-BBA	162,731

GBP	6,530,000		—	10/5/20	3.0575%	6 month GBP-LIBOR-BBA	337,694

	$58,009,300		—	8/12/15	3 month USD-LIBOR-BBA	1.665%	(544,009)

	14,093,600		—	8/12/40	3.68%	3 month USD-LIBOR-BBA	878,705

AUD	10,070,000		—	9/20/15	6 month AUD-BBR-BBSW	5.39%	(171,228)

AUD	5,120,000		—	9/20/20	5.5775%	6 month AUD-BBR-BBSW	178,174

AUD	5,050,000	E	—	2/5/20	6 month AUD-BBR-BBSW	6.71%	57,030

JPMorgan Chase Bank, N.A.
AUD	10,400,000		—	3/1/15	5.6%	6 month AUD-BBR-BBSW	32,505

AUD	7,800,000		—	3/2/15	5.6515%	6 month AUD-BBR-BBSW	10,869

JPY	1,350,000,000		—	12/7/20	1.25%	6 month JPY-LIBOR-BBA	(157,083)

GBP	25,570,000		—	12/6/12	6 month GBP-LIBOR-BBA	1.373%	(100,576)

	$37,922,100		—	12/10/15	3 month USD-LIBOR-BBA	2.06625%	(109,191)

	1,551,500		—	12/20/40	4.355%	3 month USD-LIBOR-BBA	(67,195)

	4,206,300		—	12/21/40	4.235%	3 month USD-LIBOR-BBA	(92,638)

	26,450,700	E	—	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,592,068)

	25,985,500		(608,061)	9/20/20	3 month USD-LIBOR-BBA	3.995%	1,133,408

	17,323,700		(403,642)	9/20/20	3 month USD-LIBOR-BBA	3.965%	711,532

	17,683,900		808,154	10/14/20	4.02%	3 month USD-LIBOR-BBA	(351,096)

	7,670,000		—	12/22/20	3.4125%	3 month USD-LIBOR-BBA	(29,369)

	5,600,000		—	12/23/40	3 month USD-LIBOR-BBA	4.141%	29,201

GBP	25,570,000		—	12/23/12	1.582%	6 month GBP-LIBOR-BBA	(38,276)

GBP	5,881,100		—	12/23/20	6 month GBP-LIBOR-BBA	3.6245%	77,855

	$8,200,000		—	12/31/20	3 month USD-LIBOR-BBA	3.3925%	12,020

	33,124,600		—	7/20/40	3.7225%	3 month USD-LIBOR-BBA	1,737,660

	8,877,200		—	7/22/40	3.75%	3 month USD-LIBOR-BBA	423,588

MXN	6,670,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(11,763)

AUD	7,160,000		—	6/26/19	6 month AUD-BBR-BBSW	6.05%	4,159

	$92,371,400		(17,000)	10/25/12	0.51%	3 month USD-LIBOR-BBA	273,031

JPY	1,820,030,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(161,381)

EUR	14,930,000		—	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	(129,308)

AUD	7,800,000		—	6/11/15	5.545%	6 month AUD-BBR-BBSW	78,050

	$61,342,900		—	8/12/15	1.7325%	3 month USD-LIBOR-BBA	375,255

MXN	34,260,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(138,279)

AUD	8,590,000		—	9/3/15	5.075%	6 month AUD-BBR-BBSW	256,659

	$36,042,800		—	9/7/14	3 month USD-LIBOR-BBA	1.3375%	(190,497)

	31,801,000		—	10/25/40	3 month USD-LIBOR-BBA	3.5275%	(3,097,346)

	21,300,000		—	10/28/20	3 month USD-LIBOR-BBA	2.72175%	(1,073,046)

	51,059,800		—	11/5/15	3 month USD-LIBOR-BBA	1.42%	(1,550,883)

	15,719,771		—	11/8/25	3.2225%	3 month USD-LIBOR-BBA	1,069,325

	39,896,754		—	11/8/15	3 month USD-LIBOR-BBA	1.31%	(1,438,271)

	5,803,400		—	11/12/40	3 month USD-LIBOR-BBA	3.775%	(320,281)

	14,565,800		—	11/12/15	1.435%	3 month USD-LIBOR-BBA	442,123

	5,328,500		—	11/12/40	3.90%	3 month USD-LIBOR-BBA	175,992

JPY	1,814,990,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	56,469

AUD	11,640,000		—	9/16/15	6 month AUD-BBR-BBSW	5.375%	(204,242)

AUD	5,770,000		—	9/16/20	5.549%	6 month AUD-BBR-BBSW	213,018

CAD	4,790,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	74,301

	$64,296,500		—	10/5/12	0.62125%	3 month USD-LIBOR-BBA	19,696

Putnam VT Diversified Income Fund 29

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/10 cont.
			Upfront				Unrealized
Swap	Notional		premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	424,200,000	E	$—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	$55,808

JPY	570,400,000	E	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(91,202)

PLN	10,480,000		—	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	74,162

MXN	51,780,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(178,366)

GBP	17,790,000		—	11/17/12	6 month GBP-LIBOR-BBA	1.44107%	8,489

	$16,000,000		—	11/22/20	3.066%	3 month USD-LIBOR-BBA	368,232

	12,790,800		—	11/23/40	3 month USD-LIBOR-BBA	3.9525%	(317,928)

	63,399,800		—	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(84,939)

	28,602,100		—	12/6/12	0.805%	3 month USD-LIBOR-BBA	(36,607)

	72,685,500		273,136	7/16/40	3.88%	3 month USD-LIBOR-BBA	1,999,334

	83,028,200		(705,740)	10/20/15	3 month USD-LIBOR-BBA	2.07%	(492,660)

	6,825,900		(241,635)	10/20/40	3 month USD-LIBOR-BBA	3.7575%	(624,266)

	120,059,900		—	7/20/12	0.84%	3 month USD-LIBOR-BBA	(827,275)

	63,595,100		—	7/20/20	3 month USD-LIBOR-BBA	2.966%	(1,058,956)

UBS, AG
	22,939,400		—	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(18,058)

Total							$(9,698,017)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/10
			Fixed payments	Total return	Unrealized
Swap	Notional	Termination	received (paid) by	received by	appreciation/
counterparty	amount	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$7,966,626	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	$(52,014)
				30 year Fannie Mae pools

	3,462,040	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(22,604)
				30 year Fannie Mae pools

	5,556,306	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	28,143
				30 year Fannie Mae pools

	6,244,278	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	31,628
				30 year Fannie Mae pools

	5,985,967	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50%	(39,082)
				30 year Fannie Mae pools

Citibank, N.A.
GBP	10,020,000 F	5/18/13	(3.38%)	GBP Non-revised UK	56,031
				Retail Price Index

Goldman Sachs International
	$5,010,000	7/28/11	(0.685%)	USA Non Revised Consumer	31,211
				Price Index- Urban (CPI-U)

	5,010,000	7/29/11	(0.76%)	USA Non Revised Consumer	27,445
				Price Index- Urban (CPI-U)

	5,010,000	7/30/11	(0.73%)	USA Non Revised Consumer	28,936
				Price Index- Urban (CPI-U)

	3,182,577	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	(844)
				30 year Fannie Mae pools

	3,109,511	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	15,750
				30 year Fannie Mae pools

	16,373,930	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50%	82,936
				30 year Fannie Mae pools

JPMorgan Chase Bank, N.A.
EUR	5,345,000	8/10/12	(1.435%)	Eurostat Eurozone HICP	56,015
				excluding tobacco

Total					$243,551

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

30 Putnam VT Diversified Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/10
						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co., 7%, 10/1/13	Ba2	$—	$1,020,000		3/20/12	285 bp	$23,409

Citibank, N.A.
Lighthouse International Co., SA, 8%, 4/30/14	Caa2	—	EUR	400,000	3/20/13	815 bp	(178,836)

Credit Suisse International
Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(23,679)	$2,660,000		12/20/19	(100 bp)	387,266

Ukraine (Government of), 7.65%, 6/11/13	B2	—		795,000	10/20/11	194 bp	(7,298)

Deutsche Bank AG
Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa3	—		700,000	10/20/17	105 bp	(6,294)

General Electric Capital Corp., 6%, 6/15/12	Aa2	—		280,000	9/20/13	109 bp	695

Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	(940)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000	9/20/13	715 bp	62,485

United Mexican States, 7.5%, 4/8/33	Baa1	—	$1,095,000		3/20/14	56 bp	(10,312)

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	375,000	9/20/13	477 bp	35,934

Virgin Media Finance PLC, 8 3/4%, 4/15/14	B+	—	EUR	375,000	9/20/13	535 bp	43,661

Goldman Sachs International
Lighthouse International Co, SA, 8%, 4/30/14	Caa2	—	EUR	350,000	3/20/13	680 bp	(166,545)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10 Index	Ba1	28,017		$485,000	12/20/13	335 bp	46,877

DJ CDX NA HY Series 15 Version 1 Index	B+	11,162		3,572,000	12/20/15	500 bp	124,097

Republic of Argentina, 8.28%, 12/31/33	B3	—		520,000	6/20/14	235 bp	(50,839)

Russian Federation, 7.5%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	4,981

Morgan Stanley Capital Services, Inc.
Dominican Republic, 8 5/8%, 4/20/27	—	—		850,000	11/20/11	(170 bp)	4,749

Freeport-McMoRan Copper & Gold, Inc., T/L Bank Loan	Baa1	—		884,900	3/20/12	44 bp	(21)

Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		680,000	10/12/12	339 bp	(58,556)

Total							$254,513

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2010.

Putnam VT Diversified Income Fund 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$122,040	$—	$1,144

Energy	—	—	2,627

Total common stocks	122,040	—	3,771

Asset-backed securities	—	63,011,156	1,210,730

Convertible bonds and notes	—	1,525,925	—

Convertible preferred stocks	—	286,655	—

Corporate bonds and notes	—	154,004,107	12,464

Foreign government bonds and notes	—	41,835,510	—

Mortgage-backed securities	—	187,044,184	1,375,635

Preferred stocks	—	154,050	—

Purchased options outstanding	—	9,983,691	—

Senior loans	—	15,404,269	—

U.S. Government and agency mortgage obligations	—	2,266,752	—

U.S. Treasury obligations	—	4,699,677	—

Warrants	—	231	21,407

Short-term investments	21,608,403	64,632,205	—

Totals by level	$21,730,443	$544,848,412	$2,624,007

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(532,458)	$—

Futures contracts	(2,218,560)	—	—

Written options	—	(39,904,440)	—

Interest rate swap contracts	—	(8,488,368)	—

Total return swap contracts	—	243,551	—

Credit default contracts	—	239,013	—

Totals by level	$(2,218,560)	$(48,442,702)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Diversified Income Fund

Statement of assets and liabilities
12/31/10

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $524,223,317)	$547,594,459

Affiliated issuers (identified cost $21,608,403) (Note 6)	21,608,403

Cash	1,623,617

Foreign currency (cost $932,669) (Note 1)	924,393

Dividends, interest and other receivables	5,818,293

Receivable for shares of the fund sold	205,726

Receivable for investments sold	9,250,697

Unrealized appreciation on swap contracts (Note 1)	60,199,744

Receivable for variation margin (Note 1)	3,171,225

Unrealized appreciation on forward currency contracts (Note 1)	3,740,815

Premium paid on swap contracts (Note 1)	3,325,005

Total assets	657,462,377

Liabilities

Payable for investments purchased	9,610,785

Payable for purchases of delayed delivery securities (Note 1)	988,475

Payable for shares of the fund repurchased	265,690

Payable for compensation of Manager (Note 2)	246,167

Payable for investor servicing fees (Note 2)	43,997

Payable for custodian fees (Note 2)	43,334

Payable for Trustee compensation and expenses (Note 2)	110,211

Payable for administrative services (Note 2)	2,331

Payable for distribution fees (Note 2)	76,967

Unrealized depreciation on forward currency contracts (Note 1)	4,273,273

Written options outstanding, at value (premiums received
$45,898,096) (Notes 1 and 3)	39,904,440

Premium received on swap contracts (Note 1)	2,130,856

Unrealized depreciation on swap contracts (Note 1)	69,399,697

Collateral on certain derivative contracts, at value (Note 1)	4,699,677

Other accrued expenses	37,680

Total liabilities	131,833,580

Net assets	$525,628,797

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$544,494,568

Undistributed net investment income (Note 1)	49,705,538

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(85,989,472)

Net unrealized appreciation of investments and assets and liabilities in
foreign currencies	17,418,163

Total — Representing net assets applicable
to capital shares outstanding	$525,628,797

Computation of net asset value Class IA

Net assets	$163,544,520

Number of shares outstanding	20,836,065

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.85

Computation of net asset value Class IB

Net assets	$362,084,277

Number of shares outstanding	46,200,174

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$7.84

Statement of operations
Year ended 12/31/10

Investment income

Interest (net of foreign tax of $22,990 ) (including interest income
of $31,137 from investments in affiliated issuers) (Note 6)	$53,431,565

Dividends	29,558

Total investment income	53,461,123

Expenses

Compensation of Manager (Note 2)	2,922,470

Investor servicing fees (Note 2)	528,000

Custodian fees (Note 2)	97,131

Trustee compensation and expenses (Note 2)	46,966

Administrative services (Note 2)	23,439

Distribution fees — Class IB (Note 2)	903,060

Other	273,764

Total expenses	4,794,830

Expense reduction (Note 2)	(2,696)

Interest expense (Note 2)	(28,431)

Net expenses	4,763,703

Net investment income	48,697,420

Net realized gain on investments (Notes 1 and 3)	42,763,047

Net realized loss on swap contracts (Note 1)	(27,904,887)

Net realized gain on futures contracts (Note 1)	6,316,978

Net realized gain on foreign currency transactions (Note 1)	2,834,389

Net realized gain on written options (Notes 1 and 3)	2,412,062

Net unrealized appreciation of assets and liabilities in foreign currencies
during the year	388,356

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and receivable purchase agreement
during the year	(11,812,598)

Net gain on investments	14,997,347

Net increase in net assets resulting from operations	$63,694,767

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 33

Statement of changes in net assets

	Year ended	Year ended
	12/31/10	12/31/09

Increase in net assets

Operations:

Net investment income	$48,697,420	$36,005,345

Net realized gain (loss) on investments
and foreign currency transactions	26,421,589	(9,742,696)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(11,424,242)	148,299,496

Net increase in net assets resulting
from operations	63,694,767	174,562,145

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(24,120,212)	(10,441,397)

Class IB	(51,004,689)	(15,935,770)

Increase from capital share transactions
(Note 4)	20,164,900	67,307,191

Total increase in net assets	8,734,766	215,492,169

Net assets:

Beginning of year	516,894,031	301,401,862

End of year (including undistributed net
investment income of $49,705,538 and
$70,133,484, respectively)	$525,628,797	$516,894,031

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/10	$8.11	.72	.23	.95	(1.21)	(1.21)	—	$7.85	13.02	$163,545	.74[f]	.74[f]	9.41	114.64

12/31/09	5.72	.61	2.29	2.90	(.51)	(.51)	—	8.11	54.83	167,996	.77[g,h]	.73[g]	9.07[g]	167.77

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	—[i,j]	5.72	(31.07)	127,770	.74[g]	.74[g]	6.19[g]	198.09

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629	.75[g]	.75[g]	5.25[g]	78.65

12/31/06	8.86	.44	.11	.55	(.52)	(.52)	—	8.89	6.60	291,212	.76[g]	.76[g]	5.12[g]	87.14

Class IB

12/31/10	$8.10	.70	.23	.93	(1.19)	(1.19)	—	$7.84	12.81	$362,084	.99[f]	.99[f]	9.13	114.64

12/31/09	5.68	.61	2.30	2.91	(.49)	(.49)	—	8.10	55.35	348,898	1.02[g,h]	.98[g]	8.95[g]	167.77

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	—[i,j]	5.68	(30.82)	173,632	.99[g]	.99[g]	5.71[g]	198.09

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00[g]	1.00[g]	5.02[g]	78.65

12/31/06	8.76	.42	.10	.52	(.50)	(.50)	—	8.78	6.29	188,602	1.01[g]	1.01[g]	4.86[g]	87.14

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes dollar roll transactions.

f Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.01% of average net assets for the period ended December 31, 2010 (Note 2).

g Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

12/31/06	0.09

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009 (Note 2).

i Amount represents less than $0.01 per share.

j Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 35

Notes to financial statements 12/31/10

Note 1 — Significant accounting policies

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek as high a level of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in bonds that are securitized debt instruments and other obligations of companies and governments worldwide that are either investment-grade or below investment-grade and have intermediate- to long-term maturities. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2010 through December 31, 2010.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with

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rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

G) Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately 2,400 on futures contracts for the reporting period.

H) Options contracts The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $347,400,000 on purchased options contracts for the reporting period. See Note 3 for the volume of written options contracts activity for the reporting period.

I) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $207,900,000 on forward currency contracts for the reporting period.

J) Total return swap contracts The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $93,200,000 on total return swap contracts for the reporting period.

K) Interest rate swap contracts The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,750,600,000 on interest rate swap contracts for the reporting period.

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L) Credit default contracts The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $19,100,000 on credit default swap contracts for the reporting period.

M) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,752,629 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counter-party. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $47,787,372 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $45,637,962.

N) TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

P) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

R) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

S) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982

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of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $84,173,241 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$888,100	12/31/13

10,290,691	12/31/15

38,764,814	12/31/16

34,229,636	12/31/17

T) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, the expiration of a capital loss carryover, unrealized and realized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $5,999,535 to increase undistributed net investment income and $17,863,639 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $11,864,104.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$36,604,097
Unrealized depreciation	(17,547,669)

Net unrealized appreciation	19,056,428
Undistributed ordinary income	48,085,045
Capital loss carryforward	(84,173,241)

Cost for federal income tax purposes	$550,146,434

U) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

V) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 59.0% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.700% of the first $5 billion, 0.650% of the next $5 billion, 0.600% of the next $10 billion, 0.550% of the next $10 billion, 0.500% of the next $50 billion, 0.480% of the next $50 billion, 0.470% of the next $100 billion and 0.465% of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management had also contractually agreed, through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.562% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $648,551 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offset against the fund’s net payable to LBSF. The fund paid $201,589 (exclusive of the initial payment) to the Seller in accordance with the terms of the Agreement and the fund paid $5,214,545, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,696 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $369, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC

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and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $562,721,920 and $577,103,748, respectively. Purchases and proceeds from sales of long-term U.S. government securities aggregated $1,991,875 and $1,990,625, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	USD	543,203,800	$31,596,987

	JPY	—	$—

	EUR	—	$—

	CHF	—	$—

Options opened	USD	371,580,680	17,675,664

	JPY	133,000,000	82,161

	EUR	104,580,000	362,790

	CHF	43,100,000	44,971

		Written swap option	Written swap option
		contract amounts	premiums received

Options exercised	USD	(23,196,500)	$(952,860)

	JPY	—	—

	EUR	—	—

	CHF	—	—

Options expired	USD	(64,388,500)	(2,466,666)

	JPY	—	—

	EUR	—	—

	CHF	—	—

Options closed	USD	—	—

	JPY	(133,000,000)	(82,161)

	EUR	(104,580,000)	(362,790)

	CHF	—	—

Written options outstanding at the
end of the reporting period	USD	827,199,480	$45,853,125

	JPY	—	$—

	EUR	—	$—

	CHF	43,100,000	$44,971

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/10		Year ended 12/31/09		Year ended 12/31/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	474,040	$3,619,075	628,447	$4,243,287	7,273,024	$55,667,442	13,079,232	$86,737,711

Shares issued in connection with
reinvestment of distributions	3,350,029	24,120,212	1,901,894	10,441,397	7,083,985	51,004,689	2,913,303	15,935,770

	3,824,069	27,739,287	2,530,341	14,684,684	14,357,009	106,672,131	15,992,535	102,673,481

Shares repurchased	(3,697,498)	(28,465,572)	(4,168,221)	(26,798,617)	(11,235,206)	(85,780,946)	(3,482,801)	(23,252,357)

Net increase (decrease)	126,571	$(726,285)	(1,637,880)	$(12,113,933)	3,121,803	$20,891,185	12,509,734	$79,421,124

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$718,654	Payables	$479,641

Foreign exchange contracts	Receivables	3,740,815	Payables	4,273,273

Equity contracts	Investments	21,638	Payables	—

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets — Unrealized
	Unrealized appreciation/(depreciation)	71,876,729*	appreciation/(depreciation)	112,260,855*

Total		$76,357,836		$117,013,769

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

40 Putnam VT Diversified Income Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$236,177	$236,177

Foreign exchange contracts	—	—	—	2,864,896	—	$2,864,896

Equity contracts	—	7,047	—	—	—	$7,047

Interest rate contracts	(4,185,845)	—	6,316,978	—	(28,141,064)	$(26,009,931)

Total	$(4,185,845)	$7,047	$6,316,978	$2,864,896	$(27,904,887)	$(22,901,811)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$22,893	$22,893

Foreign exchange contracts	—	—	—	355,139	—	$355,139

Equity contracts	—	(8,065)	—	—	—	$(8,065)

Interest rate contracts	4,524,605	—	1,948,638	—	(12,855,298)	$(6,382,055)

Total	$4,524,605	$(8,065)	$1,948,638	$355,139	$(12,832,405)	$(6,012,088)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $31,137 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $354,684,423 and $369,692,108, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Diversified Income Fund 41

About the Trustees

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Independent Trustees

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the	Jacob Ballas Capital India,
Born 1947	Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product	a non-banking finance
Trustee since 2009	investment management firm with over $40 billion in assets under management.	company focused on private
equity advisory services

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic	SM Energy Company, a
Born 1955	energy firms and direct investor in energy assets. Trustee, and Co-Chair of the Finance Committee,	publicly held energy company
Trustee since 2010	of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro	focused on natural gas
	Denver. Member of the Finance Committee, The Children’s Hospital of Denver.	and crude oil in the United
States; UniSource Energy
Corporation, a publicly held
provider of natural gas and
electric service across Arizona;
Cody Resources Management,
LLP, a privately held energy,
ranching, and commercial real
estate company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment firm. Chairman of Mutual Fund	ASHTA Chemicals, Inc.
Born 1943	Directors Forum. Chairman Emeritus of the Board of Trustees of Mount Holyoke College.
Trustee since 1994 and
Vice Chairman since 2005

Charles B. Curtis	President Emeritus of the Nuclear Threat Initiative, a private foundation dealing with national	Edison International; Southern
Born 1940	security issues. Senior Advisor to the United Nations Foundation. Senior Advisor to the Center	California Edison
Trustee since 2001	for Strategic and International Studies. Member of the Council on Foreign Relations and the
National Petroleum Council.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice	United-Health
Born 1946	Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson’s Chief	Group, a diversified
Trustee since 2007	Financial Officer for a decade.	health-care company

John A. Hill	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout	Devon Energy Corporation, a
Born 1942	firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board	leading independent natural
Trustee since 1985 and	of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein	gas and oil exploration and
Chairman since 2000	Center for Corporate Governance and Performance at the Yale School of Management.	production company

Paul L. Joskow	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused	TransCanada Corporation,
Born 1947	primarily on research and education on issues related to science, technology, and economic	an energy company focused
Trustee since 1997	performance. Elizabeth and James Killian Professor of Economics and Management, Emeritus	on natural gas transmission
	at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the	and power services; Exelon
	Center for Energy and Environmental Policy Research at MIT.	Corporation, an energy
company focused on
power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the	Northeast Utilities,
Born 1949	trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess	which operates New
Trustee since 2006	Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global	England’s largest energy
	communications and advertising firm.	delivery system

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private	None
Born 1945	equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin
Trustee since 1984	Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research	None
Born 1951	services, and founder and President of New Generation Advisors, LLC, a registered investment
Trustee since 1984	advisor to private funds.
Director of The Boston Family Office, LLC, a registered investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise Cascade, LLC, a paper, forest	TransCanada Corporation, an
Born 1942	products, and timberland assets company, in December 2008.	energy company focused on
Trustee from 1997 to 2008		natural gas transmission and
and since 2009		power services

42 Putnam VT Diversified Income Fund

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam Investments since 2008. Prior to joining	None
Born 1952	Putnam Investments, served as Vice Chairman and Chief Operating Officer of Fidelity
Trustee since 2008 and	Investments from 2000 to 2007.
President of the Putnam
Funds since July 2009

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2010, there were 104 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President and Chief Legal Officer
Compliance Liaison	Since 2004
Since 2004	Senior Managing Director, Putnam Investments and Putnam Management
Senior Vice President and Treasurer, The Putnam Funds
James P. Pappas (Born 1953)
Steven D. Krichmar (Born 1958)	Vice President
Vice President and Principal Financial Officer	Since 2004
Since 2002	Managing Director, Putnam Investments and Putnam Management
Senior Managing Director, Putnam Investments and Putnam Management
Judith Cohen (Born 1945)
Janet C. Smith (Born 1965)	Vice President, Clerk and Assistant Treasurer
Vice President, Assistant Treasurer and Principal Accounting Officer	Since 1993
Since 2007	Vice President, Clerk and Assistant Treasurer, The Putnam Funds
Managing Director, Putnam Investments and Putnam Management
Michael Higgins (Born 1976)
Beth S. Mazor (Born 1958)	Vice President, Senior Associate Treasurer and Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Managing Director, Putnam Investments and Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Managing Director, Putnam Investments, Putnam Management and	Since 2000
Putnam Retail Management	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager,
The Putnam Funds
Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer	Susan G. Malloy (Born 1957)
Since 2002	Vice President and Assistant Treasurer
Managing Director, Putnam Investments and Putnam Retail Management	Since 2007
Managing Director, Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

Putnam VT Diversified Income Fund 43

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44 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Diversified Income Fund 45

H303
This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	265769 2/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2010	$138,089	$--	$7,013	$355*
December 31, 2009	$135,369	$--	$6,965	$653*

* Includes fees of $355 and $653 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2010 and December 31, 2009, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2010 and December 31, 2009, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $285,587 and $566,898 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2010	$ -	$ 227,601	$ -	$ -
December 31, 2009	$ -	$ 453,847	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: February 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2011